April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
AAR Corp.(a)	2,580	$ 284,755
AeroVironment, Inc.(a)	2,367	461,612
AerSale Corp.(a)	1,574	10,577
AIRO Group Holdings, Inc.(a)(b)	4,990	38,124
Archer Aviation, Inc., Class A(a)(b)	42,177	242,096
Astronics Corp.(a)	1,757	125,450
ATI, Inc.(a)	8,829	1,372,556
Axon Enterprise, Inc.(a)	4,972	1,997,551
Beta Technologies, Inc., Class A(a)(b)	2,715	43,250
Boeing Co.(a)	48,923	11,204,835
BWX Technologies, Inc.	5,989	1,295,960
Byrna Technologies, Inc.(a)(b)	1,282	7,500
Cadre Holdings, Inc.	1,412	41,866
Carpenter Technology Corp.	3,137	1,343,263
Curtiss-Wright Corp.	2,388	1,719,838
Ducommun, Inc.(a)	926	131,427
Eve Holding, Inc.(a)(b)	9,263	26,677
Firefly Aerospace, Inc.(a)	2,142	74,113
FTAI Aviation Ltd.	6,646	1,659,307
General Dynamics Corp.	16,321	5,619,320
General Electric Co.	67,498	19,569,695
HEICO Corp.	2,759	744,709
HEICO Corp., Class A	4,764	995,771
Hexcel Corp.	5,093	478,080
Howmet Aerospace, Inc.	25,993	6,317,339
Huntington Ingalls Industries, Inc.	2,477	902,346
Intuitive Machines, Inc., Class A(a)(b)	7,937	201,203
Karman Holdings, Inc.(a)(b)	3,414	232,084
Kratos Defense & Security Solutions, Inc.(a)	11,585	730,434
L3Harris Technologies, Inc.	12,110	3,881,860
Leonardo DRS, Inc.	4,533	184,176
Loar Holdings, Inc.(a)(b)	3,090	173,411
Lockheed Martin Corp.	13,383	6,931,993
Mercury Systems, Inc.(a)	3,660	288,811
Moog, Inc., Class A	1,819	548,083
National Presto Industries, Inc.	368	51,461
Northrop Grumman Corp.	8,663	5,020,035
Park Aerospace Corp.	1,798	60,880
Red Cat Holdings, Inc.(a)(b)	8,944	104,824
Redwire Corp.(a)	6,084	55,912
Rocket Lab Corp.(a)	31,601	2,607,399
RTX Corp.	86,730	15,270,551
Satellogic, Inc., Class A(a)	9,254	59,781
StandardAero, Inc.(a)	15,297	380,283
Textron, Inc.	11,481	1,101,717
TransDigm Group, Inc.	3,576	4,148,088
V2X, Inc.(a)	1,554	105,377
Voyager Technologies, Inc., Class A(a)(b)	3,389	89,503
VSE Corp.	1,737	298,208
Woodward, Inc.	3,913	1,420,380
York Space Systems, Inc.(a)(b)	1,738	57,632
		100,712,103
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	7,705	1,400,846
Expeditors International of Washington, Inc.	8,739	1,292,411
FedEx Corp.	13,862	5,590,683
Forward Air Corp.(a)	1,607	33,843
GXO Logistics, Inc.(a)	7,459	426,133
Security	Shares	Value
Air Freight & Logistics (continued)
Hub Group, Inc., Class A	4,172	$ 182,859
Radiant Logistics, Inc.(a)	1,065	8,957
United Parcel Service, Inc., Class B	47,575	5,176,160
		14,111,892
Automobile Components — 0.1%
Adient PLC(a)	5,612	118,133
Aptiv PLC(a)	14,460	871,360
BorgWarner, Inc.	13,580	773,653
Cooper-Standard Holdings, Inc.(a)	698	20,989
Dana, Inc.	6,960	253,692
Dauch Corp.(a)	16,810	95,985
Dorman Products, Inc.(a)	1,914	215,344
Fox Factory Holding Corp.(a)	2,625	46,594
Garrett Motion, Inc.	11,461	293,516
Gentex Corp.	14,762	341,150
Gentherm, Inc.(a)	2,298	69,170
Goodyear Tire & Rubber Co.(a)(b)	17,489	123,822
Holley, Inc.(a)	3,298	10,883
LCI Industries	1,621	193,256
Lear Corp.	3,604	458,176
Patrick Industries, Inc.	2,094	194,742
Phinia, Inc.	2,312	166,811
QuantumScape Corp., Class A(a)(b)	28,744	209,544
Solid Power, Inc., Class A(a)	8,899	30,701
Standard Motor Products, Inc.	1,696	63,379
Versigent PLC(a)	4,599	160,827
Visteon Corp.	1,648	184,098
XPEL, Inc.(a)	1,523	72,525
		4,968,350
Automobiles — 1.7%
Ford Motor Co.	251,884	3,042,759
General Motors Co.	58,241	4,478,151
Harley-Davidson, Inc.	7,932	189,496
Lucid Group, Inc.(a)(b)	7,689	48,979
Rivian Automotive, Inc., Class A(a)	52,700	864,280
Tesla, Inc.(a)	183,234	69,927,591
Thor Industries, Inc.	3,278	259,093
Winnebago Industries, Inc.	2,035	66,361
		78,876,710
Banks — 3.8%
1st Source Corp.	997	73,309
ACNB Corp.	658	33,354
Amalgamated Financial Corp.	1,444	59,031
Amerant Bancorp, Inc.	2,297	52,762
Ameris Bancorp	4,339	369,900
Arrow Financial Corp.	1,851	68,209
Associated Banc-Corp.	9,992	281,375
Atlantic Union Bankshares Corp.	9,021	339,641
Axos Financial, Inc.(a)	3,469	334,550
Banc of California, Inc.	8,476	158,755
BancFirst Corp.	1,313	146,544
Bancorp, Inc.(a)	2,494	149,216
Bank First Corp.	578	83,989
Bank of America Corp.	426,855	22,819,668
Bank of Hawaii Corp.	2,181	173,411
Bank of Marin Bancorp	1,301	33,358
Bank of NT Butterfield & Son Ltd.	2,623	145,445
Bank OZK	6,920	333,267
BankUnited, Inc.	5,109	237,466

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Banner Corp.	2,344	$ 156,837
Bar Harbor Bankshares	1,349	46,203
BayCom Corp.	1,314	39,394
BCB Bancorp, Inc.	1,342	13,621
Beacon Financial Corp.	5,576	159,083
BOK Financial Corp.	1,733	231,858
Bridgewater Bancshares, Inc.(a)	1,355	24,566
Burke & Herbert Financial Services Corp.	750	48,233
Business First Bancshares, Inc.	2,631	72,037
Byline Bancorp, Inc.	1,662	53,433
California BanCorp	2,299	42,968
Camden National Corp.	1,025	49,374
Capital Bancorp, Inc.	643	20,248
Capital City Bank Group, Inc.	1,111	51,295
Capitol Federal Financial, Inc.	5,759	44,229
Carter Bankshares, Inc.(a)	1,163	29,773
Cathay General Bancorp	4,573	256,225
Central BanCo, Inc.	1,671	45,150
Central Pacific Financial Corp.	427	14,211
ChoiceOne Financial Services, Inc.	1,113	33,423
Citigroup, Inc.	112,248	14,365,499
Citizens & Northern Corp.	1,802	39,788
Citizens Financial Group, Inc.	28,746	1,869,927
Citizens Financial Services, Inc.	365	23,053
City Holding Co.	990	121,730
Civista Bancshares, Inc.	808	20,095
CNB Financial Corp.	1,531	46,512
Coastal Financial Corp.(a)(b)	714	53,993
Colony Bankcorp, Inc.	1,564	31,030
Columbia Banking System, Inc.	19,765	585,044
Columbia Financial, Inc.(a)(b)	2,444	46,998
Commerce Bancshares, Inc.	9,704	504,899
Community Financial System, Inc.	3,600	228,096
Community Trust Bancorp, Inc.	982	63,761
Community West Bancshares	1,053	24,977
ConnectOne Bancorp, Inc.	2,984	87,192
Cullen/Frost Bankers, Inc.	4,086	592,184
Customers Bancorp, Inc.(a)	1,668	127,218
CVB Financial Corp.	11,228	228,714
Dime Community Bancshares, Inc.	1,767	63,418
Eagle Bancorp, Inc.	2,662	68,813
East West Bancorp, Inc.	9,162	1,158,718
Eastern Bankshares, Inc.	14,366	290,624
Enterprise Financial Services Corp.	2,436	140,850
Equity Bancshares, Inc., Class A	1,265	57,355
Esquire Financial Holdings, Inc.	654	68,748
Farmers & Merchants Bancorp, Inc.	828	22,174
Farmers National Banc Corp.	1,865	26,241
FB Financial Corp.	4,311	233,096
Fifth Third Bancorp	59,367	3,013,469
Financial Institutions, Inc.	1,577	53,728
First Bancorp, Inc.	314	8,936
First BanCorp./Puerto Rico	4,434	107,658
First Bancorp/Southern Pines NC	1,949	112,535
First Bank	1,767	26,222
First Busey Corp.	6,005	157,331
First Business Financial Services, Inc.	758	42,600
First Citizens BancShares, Inc., Class A	575	1,140,697
First Commonwealth Financial Corp.	6,445	118,652
First Community Bankshares, Inc.	972	41,427
First Financial Bancorp	6,548	198,273
First Financial Bankshares, Inc.	8,460	273,004
First Financial Corp.	1,022	67,115
Security	Shares	Value
Banks (continued)
First Hawaiian, Inc.	7,638	$ 208,365
First Horizon Corp.	31,938	797,173
First Interstate BancSystem, Inc., Class A	6,284	223,019
First Merchants Corp.	3,624	146,555
First Mid Bancshares, Inc.	1,619	68,144
Firstsun Capital Bancorp(a)	2,499	88,365
Five Star Bancorp	948	38,347
Flagstar Bank N.A.	21,367	298,497
Flushing Financial Corp.	2,055	33,127
FNB Corp.	22,550	402,518
Fulton Financial Corp.	12,499	269,853
German American Bancorp, Inc.	1,773	76,363
Glacier Bancorp, Inc.	7,810	383,081
Great Southern Bancorp, Inc.	559	38,135
Greene County Bancorp, Inc.	778	18,711
Hancock Whitney Corp.	5,193	350,579
Hanmi Financial Corp.	907	27,128
HBT Financial, Inc.	1,273	35,338
Heritage Financial Corp.	1,053	28,979
Hilltop Holdings, Inc.	2,354	88,675
Hingham Institution For Savings	79	22,452
Home Bancorp, Inc.	190	11,816
Home BancShares, Inc.	13,516	363,175
HomeTrust Bancshares, Inc.	642	29,320
Hope Bancorp, Inc.	7,383	91,918
Horizon Bancorp, Inc.	2,632	47,639
Huntington Bancshares, Inc.	130,508	2,187,314
Independent Bank Corp.	3,974	269,406
International Bancshares Corp.	3,429	245,996
John Marshall Bancorp, Inc.	759	15,939
JPMorgan Chase & Co.	176,675	55,339,910
Kearny Financial Corp.	5,495	44,180
KeyCorp	60,073	1,328,214
Lakeland Financial Corp.	1,478	89,449
Live Oak Bancshares, Inc.	2,391	89,902
M&T Bank Corp.	10,177	2,224,998
Mechanics Bancorp, Class A	4,013	59,252
Mercantile Bank Corp.	998	51,207
Metrocity Bankshares, Inc.	1,908	61,037
Metropolitan Bank Holding Corp.	533	47,091
Mid Penn Bancorp, Inc.	806	26,574
Midland States Bancorp, Inc.	963	25,048
MVB Financial Corp.	865	22,602
National Bank Holdings Corp., Class A	2,275	97,143
NB Bancorp, Inc.	1,905	37,395
NBT Bancorp, Inc.	3,198	139,721
Nicolet Bankshares, Inc.	1,264	185,151
Northeast Bank	629	78,216
Northfield Bancorp, Inc.	2,756	38,446
Northpointe Bancshares, Inc.	2,350	41,901
Northrim BanCorp, Inc.	2,288	56,125
Northwest Bancshares, Inc.	8,857	122,492
NU Holdings Ltd., Class A(a)	217,744	3,152,933
OceanFirst Financial Corp.	4,668	89,019
OFG Bancorp	2,691	123,678
Old National Bancorp	22,582	541,291
Old Second Bancorp, Inc.	2,744	56,554
Orange County Bancorp, Inc.	1,391	47,433
Origin Bancorp, Inc.	1,892	88,583
Orrstown Financial Services, Inc.	1,174	43,133
Park National Corp.	1,046	180,111
Pathward Financial, Inc.	1,236	107,334
PCB Bancorp	1,231	29,704
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Peapack-Gladstone Financial Corp.	1,216	$ 50,768
Peoples Bancorp, Inc.	2,207	75,921
Peoples Financial Services Corp.	546	31,100
Pinnacle Financial Partners, Inc.	9,463	936,269
PNC Financial Services Group, Inc.	25,345	5,651,935
Popular, Inc.	4,489	674,831
Preferred Bank	305	28,893
Primis Financial Corp.	1,942	28,470
Prosperity Bancshares, Inc.	5,985	416,855
Provident Financial Services, Inc.	7,831	177,607
QCR Holdings, Inc.	904	81,740
RBB Bancorp	350	8,442
Red River Bancshares, Inc.	282	25,586
Regions Financial Corp.	59,231	1,691,045
Renasant Corp.	5,929	236,508
Republic Bancorp, Inc., Class A	538	40,743
S&T Bancorp, Inc.	2,186	96,468
Seacoast Banking Corp. of Florida	5,847	184,005
ServisFirst Bancshares, Inc.	3,545	282,253
Shore Bancshares, Inc.	2,166	41,804
Sierra Bancorp	1,347	48,600
Simmons First National Corp., Class A	9,597	204,032
SmartFinancial, Inc.	1,272	53,348
South Plains Financial, Inc.	1,099	45,147
Southern First Bancshares, Inc.(a)	161	9,064
Southern Missouri Bancorp, Inc.	347	23,679
Southside Bancshares, Inc.	1,208	39,900
Southstate Bank Corp.	6,371	622,256
Stellar Bancorp, Inc.	2,975	111,741
Stock Yards Bancorp, Inc.	1,716	124,118
Texas Capital Bancshares, Inc.(a)	2,861	288,103
TFS Financial Corp.	4,986	74,989
Third Coast Bancshares, Inc.(a)	1,211	45,219
Tompkins Financial Corp.	1,151	96,995
Towne Bank	7,904	281,066
TriCo Bancshares	1,964	98,730
Triumph Financial, Inc.(a)	1,335	90,353
Truist Financial Corp.	82,977	4,273,316
TrustCo Bank Corp.	719	34,224
Trustmark Corp.	3,530	156,626
U.S. Bancorp	101,895	5,773,371
UMB Financial Corp.	4,570	576,597
United Bankshares, Inc.	8,569	375,408
United Community Banks, Inc.	3,642	121,388
Univest Financial Corp.	1,834	69,674
USCB Financial Holdings, Inc., Class A	1,758	32,066
Valley National Bancorp	30,499	413,871
WaFd, Inc.	5,559	196,789
Washington Trust Bancorp, Inc.	1,069	33,599
Webster Financial Corp.	10,409	753,195
Wells Fargo & Co.	201,122	16,538,262
WesBanco, Inc.	5,904	202,980
West BanCorp, Inc.	1,337	32,021
Westamerica BanCorp	1,572	86,177
Western Alliance Bancorp	7,330	597,688
Wintrust Financial Corp.	4,767	717,767
WSFS Financial Corp.	3,434	247,145
Zions Bancorp N.A.	9,529	604,329
		170,304,635
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	590	139,854
Brown-Forman Corp., Class A	2,982	78,367
Security	Shares	Value
Beverages (continued)
Brown-Forman Corp., Class B	8,767	$ 225,926
Celsius Holdings, Inc.(a)	10,406	349,329
Coca-Cola Co.	252,803	19,910,764
Coca-Cola Consolidated, Inc.	3,717	762,245
Constellation Brands, Inc., Class A	9,026	1,413,291
Keurig Dr. Pepper, Inc.	83,774	2,462,956
MGP Ingredients, Inc.	1,116	22,253
Molson Coors Beverage Co., Class B	10,801	461,635
Monster Beverage Corp.(a)	45,065	3,473,160
National Beverage Corp.(a)	1,540	52,699
PepsiCo, Inc.	88,927	14,094,040
Primo Brands Corp.	17,369	353,980
Vita Coco Co., Inc.(a)	3,365	222,056
		44,022,555
Biotechnology — 2.1%
4D Molecular Therapeutics, Inc.(a)	3,771	33,449
AbbVie, Inc.	115,048	24,311,943
Absci Corp.(a)(b)	12,031	59,854
ACADIA Pharmaceuticals, Inc.(a)	7,957	178,635
ADC Therapeutics SA(a)	13,438	50,796
ADMA Biologics, Inc.(a)	15,650	160,412
Agios Pharmaceuticals, Inc.(a)	3,560	99,680
Akebia Therapeutics, Inc.(a)	20,965	28,932
Aktis Oncology, Inc.(a)	2,403	45,056
Aldeyra Therapeutics, Inc.(a)(b)	3,447	5,239
Alector, Inc.(a)	2,986	7,077
Alkermes PLC(a)	11,309	381,226
Allogene Therapeutics, Inc.(a)(b)	5,719	12,181
Alnylam Pharmaceuticals, Inc.(a)	8,203	2,538,746
Altimmune, Inc.(a)	4,063	10,564
Amgen, Inc.	34,879	12,076,854
AnaptysBio, Inc.(a)	1,588	104,379
Anavex Life Sciences Corp.(a)(b)	5,000	16,700
Anika Therapeutics, Inc.(a)	1,304	16,235
Annexon, Inc.(a)(b)	6,182	36,288
Apellis Pharmaceuticals, Inc.(a)	6,746	276,249
Apogee Therapeutics, Inc.(a)	3,148	260,938
Arbutus Biopharma Corp.(a)(b)	7,498	31,492
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	10,387
Arcus Biosciences, Inc.(a)	5,664	144,432
Arcutis Biotherapeutics, Inc.(a)	7,737	179,653
Ardelyx, Inc.(a)	19,142	121,169
ArriVent Biopharma, Inc.(a)(b)	2,616	81,331
Arrowhead Pharmaceuticals, Inc.(a)	8,726	641,186
ARS Pharmaceuticals, Inc.(a)(b)	4,460	36,840
Atrium Therapeutics, Inc.(a)	767	9,795
aTyr Pharma, Inc.(a)	7,487	6,045
Aura Biosciences, Inc.(a)	383	2,700
Aurinia Pharmaceuticals, Inc.(a)	8,475	130,388
Avita Medical, Inc.(a)(b)	1,749	7,556
Beam Therapeutics, Inc.(a)(b)	5,581	169,272
Bicara Therapeutics, Inc.(a)(b)	1,259	27,169
BioCryst Pharmaceuticals, Inc.(a)	17,535	160,621
Biogen, Inc.(a)	9,280	1,756,518
Biohaven Ltd.(a)	6,094	58,441
BioMarin Pharmaceutical, Inc.(a)	11,927	642,985
Bridgebio Pharma, Inc.(a)(b)	9,974	709,251
Bright Minds Biosciences, Inc.(a)	462	40,633
Candel Therapeutics, Inc.(a)(b)	7,288	45,040
Capricor Therapeutics, Inc.(a)(b)	2,768	92,949
Cardiff Oncology, Inc.(a)(b)	10,745	18,589
CareDx, Inc.(a)	4,277	89,004

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Caris Life Sciences, Inc.(a)	6,514	$ 123,766
Catalyst Pharmaceuticals, Inc.(a)	7,096	199,610
Celcuity, Inc.(a)	2,365	286,993
Celldex Therapeutics, Inc.(a)	4,265	140,233
CG oncology, Inc.(a)	4,078	272,166
Cogent Biosciences, Inc.(a)	9,209	329,590
Coherus Oncology, Inc.(a)(b)	6,286	11,158
Compass Therapeutics, Inc.(a)(b)	8,157	14,438
Corvus Pharmaceuticals, Inc.(a)	6,440	97,824
CRISPR Therapeutics AG(a)(b)	5,693	297,972
Cullinan Therapeutics, Inc.(a)	4,093	53,414
Cytokinetics, Inc.(a)	8,119	519,372
Denali Therapeutics, Inc.(a)	8,773	164,231
Design Therapeutics, Inc.(a)	2,613	35,537
DiaMedica Therapeutics, Inc.(a)(b)	5,293	32,023
Dianthus Therapeutics, Inc.(a)	2,407	211,335
Disc Medicine, Inc.(a)	1,841	121,414
Dyne Therapeutics, Inc.(a)(b)	8,944	156,967
Editas Medicine, Inc.(a)	6,257	18,771
Emergent BioSolutions, Inc.(a)(b)	2,372	19,522
Enanta Pharmaceuticals, Inc.(a)	1,355	18,821
Entrada Therapeutics, Inc.(a)	1,826	24,651
Erasca, Inc.(a)	13,379	142,486
Exelixis, Inc.(a)	16,740	744,260
Fate Therapeutics, Inc.(a)	5,497	6,871
First Tracks Biotherapeutics, Inc.(a)(b)	1,588	36,953
Foghorn Therapeutics, Inc.(a)(b)	1,251	5,942
Geron Corp.(a)	43,271	66,637
Gilead Sciences, Inc.	80,904	10,585,479
Gossamer Bio, Inc.(a)(b)	13,303	4,893
GRAIL, Inc.(a)	2,342	127,592
Halozyme Therapeutics, Inc.(a)	7,370	469,174
Heron Therapeutics, Inc.(a)(b)	5,088	6,106
Humacyte, Inc.(a)(b)	4,049	3,408
Ideaya Biosciences, Inc.(a)(b)	5,296	154,114
ImmunityBio, Inc.(a)(b)	17,418	123,668
Immunome, Inc.(a)(b)	7,137	163,723
Immunovant, Inc.(a)(b)	5,346	145,117
Incyte Corp.(a)	10,193	971,087
Inhibrx Biosciences, Inc.(a)	560	72,358
Insmed, Inc.(a)	13,615	1,856,133
Intellia Therapeutics, Inc.(a)(b)	8,619	116,184
Ionis Pharmaceuticals, Inc.(a)	10,046	751,039
Iovance Biotherapeutics, Inc.(a)(b)	18,001	60,483
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	36,312
Jade Biosciences, Inc.(b)	2,845	69,418
Janux Therapeutics, Inc.(a)	2,065	29,674
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	68,436
Keros Therapeutics, Inc.(a)	1,802	20,038
Kodiak Sciences, Inc.(a)	1,928	83,829
Krystal Biotech, Inc.(a)	1,586	415,944
Kura Oncology, Inc.(a)(b)	4,970	43,885
Kymera Therapeutics, Inc.(a)(b)	3,501	283,826
Larimar Therapeutics, Inc.(a)(b)	4,731	19,208
Lexeo Therapeutics, Inc.(a)	4,465	25,428
Madrigal Pharmaceuticals, Inc.(a)	1,144	591,894
MannKind Corp.(a)(b)	23,145	65,500
MapLight Therapeutics, Inc.(a)	2,406	76,679
MeiraGTx Holdings PLC(a)(b)	2,029	18,707
MiMedx Group, Inc.(a)	9,149	30,741
Mineralys Therapeutics, Inc.(a)	2,581	68,784
Mirum Pharmaceuticals, Inc.(a)	2,550	248,140
Moderna, Inc.(a)	23,584	1,083,449
Security	Shares	Value
Biotechnology (continued)
Monopar Therapeutics, Inc.(a)	705	$ 36,766
Monte Rosa Therapeutics, Inc.(a)	3,326	63,693
Myriad Genetics, Inc.(a)	6,730	31,967
Natera, Inc.(a)	8,579	1,768,647
Neurocrine Biosciences, Inc.(a)	6,152	810,034
Neurogene, Inc.(a)	1,070	27,916
Nkarta, Inc.(a)(b)	2,544	7,047
Novavax, Inc.(a)(b)	8,300	65,777
Nurix Therapeutics, Inc.(a)	6,977	116,516
Nuvalent, Inc., Class A(a)	3,089	309,765
Olema Pharmaceuticals, Inc.(a)(b)	3,954	56,977
Organogenesis Holdings, Inc.(a)(b)	6,610	15,534
ORIC Pharmaceuticals, Inc.(a)	3,677	36,329
Oruka Therapeutics, Inc.(a)(b)	2,807	192,027
Palvella Therapeutics, Inc.(a)	490	62,877
Perspective Therapeutics, Inc.(a)	3,920	15,288
Praxis Precision Medicines, Inc.(a)	1,679	535,316
Precigen, Inc.(a)(b)	15,220	63,315
Prime Medicine, Inc.(a)(b)	2,694	9,550
Protagonist Therapeutics, Inc.(a)	3,529	349,265
Protara Therapeutics, Inc.(a)	8,138	43,376
Prothena Corp. PLC(a)	2,491	27,550
PTC Therapeutics, Inc.(a)	4,884	317,753
Puma Biotechnology, Inc.(a)	6,568	49,326
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,733	82,116
Regeneron Pharmaceuticals, Inc.	6,565	4,641,849
REGENXBIO, Inc.(a)(b)	3,603	32,319
Relay Therapeutics, Inc.(a)	10,571	137,000
Replimune Group, Inc.(a)(b)	3,154	8,106
Revolution Medicines, Inc.(a)	10,990	1,583,879
Rezolute, Inc.(a)	5,514	17,645
Rhythm Pharmaceuticals, Inc.(a)	3,416	277,926
Rigel Pharmaceuticals, Inc.(a)(b)	1,105	31,934
Rocket Pharmaceuticals, Inc.(a)	4,600	16,008
Roivant Sciences Ltd.(a)	27,932	796,900
Sana Biotechnology, Inc.(a)(b)	11,242	36,986
Sarepta Therapeutics, Inc.(a)	6,626	138,351
Savara, Inc.(a)	7,236	37,917
Scholar Rock Holding Corp.(a)(b)	5,414	252,347
SELLAS Life Sciences Group, Inc.(a)(b)	11,291	55,890
Sionna Therapeutics, Inc.(a)	1,048	40,558
Soleno Therapeutics, Inc.(a)	2,750	145,255
Solid Biosciences, Inc.(a)	2,054	14,912
Spyre Therapeutics, Inc.(a)(b)	4,592	341,874
Stoke Therapeutics, Inc.(a)(b)	3,419	111,870
Summit Therapeutics, Inc.(a)(b)	8,075	173,289
Syndax Pharmaceuticals, Inc.(a)	4,959	106,271
Tango Therapeutics, Inc.(a)(b)	7,222	156,140
Taysha Gene Therapies, Inc.(a)(b)	14,523	92,802
TG Therapeutics, Inc.(a)	9,652	326,045
Travere Therapeutics, Inc.(a)	5,719	240,884
Twist Bioscience Corp.(a)(b)	3,793	221,701
Tyra Biosciences, Inc.(a)	1,832	63,662
Ultragenyx Pharmaceutical, Inc.(a)	6,233	153,893
United Therapeutics Corp.(a)	2,766	1,580,354
Upstream Bio, Inc.(a)	1,800	16,524
UroGen Pharma Ltd.(a)(b)	1,616	38,509
Vanda Pharmaceuticals, Inc.(a)	2,945	20,910
Vaxcyte, Inc.(a)	8,132	465,476
Vera Therapeutics, Inc., Class A(a)	4,262	151,770
Veracyte, Inc.(a)	5,067	166,806
Verastem, Inc.(a)	5,492	29,986
Vericel Corp.(a)	3,406	118,290
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	16,452	$ 7,031,256
Viking Therapeutics, Inc.(a)(b)	7,100	221,378
Vir Biotechnology, Inc.(a)	5,579	56,989
Viridian Therapeutics, Inc.(a)	4,821	64,987
Voyager Therapeutics, Inc.(a)	2,518	9,392
Xencor, Inc.(a)	3,868	46,145
Xenon Pharmaceuticals, Inc.(a)	5,640	316,066
Zenas Biopharma, Inc.(a)	1,247	24,092
Zymeworks, Inc.(a)	3,388	93,306
		94,769,462
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	623,027	165,139,537
Coupang, Inc., Class A(a)	85,136	1,701,017
Dillard’s, Inc., Class A(b)	175	99,613
eBay, Inc.	29,166	3,018,098
Etsy, Inc.(a)	6,053	389,450
Groupon, Inc.(a)(b)	2,275	32,328
Kohl’s Corp.	6,902	97,801
Macy’s, Inc.	17,106	334,422
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,765	325,710
Savers Value Village, Inc.(a)(b)	1,377	11,636
		171,149,612
Building Products — 0.6%
A.O. Smith Corp.	7,870	486,681
AAON, Inc.	4,585	427,826
Advanced Drainage Systems, Inc.	4,741	707,594
Allegion PLC	5,591	768,651
American Woodmark Corp.(a)	1,233	53,857
Apogee Enterprises, Inc.	1,427	51,943
Armstrong World Industries, Inc.	2,731	465,335
AZZ, Inc.	1,867	267,056
Builders FirstSource, Inc.(a)	7,521	594,836
Carlisle Cos., Inc.	2,631	934,689
Carrier Global Corp.	50,882	3,417,744
CSW Industrials, Inc.	973	283,338
Fortune Brands Innovations, Inc.	7,637	309,604
Gibraltar Industries, Inc.(a)	1,865	72,791
Griffon Corp.	2,530	230,660
Hayward Holdings, Inc.(a)	11,880	178,319
Insteel Industries, Inc.	1,232	32,254
Janus International Group, Inc.(a)	10,578	55,006
JELD-WEN Holding, Inc.(a)	6,029	8,260
Johnson Controls International PLC	39,852	5,819,587
Lennox International, Inc.	2,070	1,107,222
Masco Corp.	13,551	973,233
Masterbrand, Inc.(a)(b)	8,295	74,489
Modine Manufacturing Co.(a)	3,431	873,635
Owens Corning	5,416	668,009
Quanex Building Products Corp.	2,024	40,359
Resideo Technologies, Inc.(a)	8,239	340,847
Simpson Manufacturing Co., Inc.	2,694	513,827
Tecnoglass, Inc.	1,729	74,485
Trane Technologies PLC	14,476	7,130,009
Trex Co., Inc.(a)	6,526	255,819
UFP Industries, Inc.	3,867	346,058
Zurn Elkay Water Solutions Corp.	9,531	495,231
		28,059,254
Capital Markets — 3.1%
Acadian Asset Management, Inc.	1,883	126,820
Affiliated Managers Group, Inc.	1,696	499,760
AlTi Global, Inc., Class A(a)(b)	6,212	21,990
Security	Shares	Value
Capital Markets (continued)
Ameriprise Financial, Inc.	5,905	$ 2,803,635
Ares Management Corp., Class A	12,342	1,448,951
Artisan Partners Asset Management, Inc., Class A	3,613	135,271
Bank of New York Mellon Corp.	44,392	5,964,953
BGC Group, Inc., Class A	22,373	251,249
Blackrock, Inc.(c)	9,901	10,550,506
Blackstone, Inc., Class A	48,367	6,073,928
Blue Owl Capital, Inc., Class A	41,353	403,192
Brookfield Asset Management Ltd., Class A	25,222	1,210,908
Bullish(a)	2,221	83,798
Carlyle Group, Inc.	16,614	831,863
Cboe Global Markets, Inc.	6,816	2,045,413
Charles Schwab Corp.	108,398	9,933,593
CME Group, Inc., Class A	23,401	6,735,276
Cohen & Steers, Inc.	1,830	128,631
Coinbase Global, Inc., Class A(a)	14,607	2,742,756
DigitalBridge Group, Inc., Class A	11,708	182,176
Donnelley Financial Solutions, Inc.(a)	2,348	118,104
Evercore, Inc., Class A	2,342	752,461
FactSet Research Systems, Inc.	2,379	541,413
Franklin Resources, Inc.	19,295	578,271
Freedom Holding Corp.(a)(b)	1,141	170,956
GCM Grosvenor, Inc., Class A	2,165	23,642
Goldman Sachs Group, Inc.	19,046	17,594,123
Hamilton Lane, Inc., Class A	2,666	245,245
Houlihan Lokey, Inc., Class A	3,436	531,721
Interactive Brokers Group, Inc., Class A	27,849	2,213,995
Intercontinental Exchange, Inc.	37,072	5,860,712
Invesco Ltd.	23,471	615,175
Janus Henderson Group PLC	7,893	407,358
Jefferies Financial Group, Inc.	9,727	469,036
KKR & Co., Inc., Class A	43,906	4,581,152
Lazard, Inc.	6,306	305,841
LPL Financial Holdings, Inc.	5,204	1,738,813
Marex Group PLC	3,698	197,288
MarketAxess Holdings, Inc.	2,264	355,878
Miami International Holdings, Inc.(a)	1,776	82,566
Moelis & Co., Class A	4,116	268,034
Moody’s Corp.	10,075	4,653,139
Morgan Stanley	73,466	14,001,885
Morningstar, Inc.	1,436	242,268
MSCI, Inc., Class A	4,621	2,732,906
Nasdaq, Inc.	29,286	2,691,676
Northern Trust Corp.	11,942	1,986,432
Open Lending Corp.(a)(b)	5,715	10,058
Patria Investments Ltd., Class A	4,257	54,958
Perella Weinberg Partners	3,888	88,413
Piper Sandler Cos.	4,604	401,469
PJT Partners, Inc., Class A	1,390	212,309
Raymond James Financial, Inc.	11,329	1,793,607
Ridgepost Capital, Inc., Class A	2,388	18,937
Robinhood Markets, Inc., Class A(a)(b)	49,559	3,612,356
S&P Global, Inc.	19,673	8,483,588
SEI Investments Co.	6,704	607,919
State Street Corp.	18,024	2,754,788
StepStone Group, Inc., Class A	4,241	224,349
Stifel Financial Corp.	9,420	742,390
StoneX Group, Inc.(a)	4,602	487,950
T. Rowe Price Group, Inc.	14,195	1,460,382
TPG, Inc., Class A	9,479	413,474
Tradeweb Markets, Inc., Class A	7,538	853,679
Victory Capital Holdings, Inc., Class A	3,077	241,575
Virtu Financial, Inc., Class A	5,659	281,026

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Virtus Investment Partners, Inc.	369	$ 53,708
Webull Corp.(a)(b)	18,097	123,603
WisdomTree, Inc.	8,155	138,635
XP, Inc., Class A	26,856	514,561
		139,708,493
Chemicals — 1.1%
AdvanSix, Inc.	1,773	43,722
Air Products and Chemicals, Inc.	14,453	4,336,623
Albemarle Corp.	7,465	1,468,366
American Vanguard Corp.(a)	1,202	3,462
Ashland, Inc.	3,555	189,339
ASP Isotopes, Inc.(a)(b)	4,710	24,775
Aspen Aerogels, Inc.(a)	3,713	13,775
Avient Corp.	6,209	230,230
Axalta Coating Systems Ltd.(a)	13,464	382,916
Balchem Corp.	2,008	324,533
Cabot Corp.	3,476	267,513
Celanese Corp., Class A	7,270	492,615
CF Industries Holdings, Inc.	10,174	1,263,611
Chemours Co.	9,301	250,662
Corteva, Inc.	43,461	3,520,776
Dow, Inc.	46,101	1,866,630
DuPont de Nemours, Inc.	27,480	1,254,737
Eastman Chemical Co.	7,291	532,899
Ecolab, Inc.	16,184	4,217,550
Ecovyst, Inc.(a)	8,228	116,673
Element Solutions, Inc.	14,305	609,250
FMC Corp.	8,070	124,117
Hawkins, Inc.	1,192	199,600
HB Fuller Co.	4,008	242,564
Huntsman Corp.	10,842	155,800
Ingevity Corp.(a)	2,428	184,989
Innospec, Inc.	1,590	121,253
International Flavors & Fragrances, Inc.	16,777	1,177,745
Intrepid Potash, Inc.(a)	1,114	44,081
Koppers Holdings, Inc.	1,089	44,464
Kronos Worldwide, Inc.	777	5,781
Linde PLC	30,467	15,268,232
LSB Industries, Inc.(a)	3,652	54,415
LyondellBasell Industries NV, Class A	16,808	1,253,877
Mativ Holdings, Inc.	4,908	45,546
Minerals Technologies, Inc.	2,032	146,182
Mosaic Co.	21,235	494,138
NewMarket Corp.	441	297,948
Olin Corp.	7,772	221,347
Orion SA	3,373	25,365
Perimeter Solutions, Inc.(a)	8,957	271,397
PPG Industries, Inc.	14,658	1,590,393
PureCycle Technologies, Inc.(a)(b)	9,838	73,588
Quaker Chemical Corp.	858	116,594
Rayonier Advanced Materials, Inc.(a)	5,464	51,853
RPM International, Inc.	8,075	822,762
Scotts Miracle-Gro Co.	2,617	164,086
Sensient Technologies Corp.	2,722	309,328
Sherwin-Williams Co.	14,977	4,816,753
Solstice Advanced Materials, Inc.	10,489	859,574
Stepan Co.	1,403	70,192
Tronox Holdings PLC	6,792	67,852
Westlake Corp.	2,011	231,828
		50,964,301
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	3,510	143,208
Security	Shares	Value
Commercial Services & Supplies (continued)
ACCO Brands Corp.	3,640	$ 11,684
ACV Auctions, Inc., Class A(a)(b)	10,052	52,170
BrightView Holdings, Inc.(a)	2,533	30,143
Brink’s Co.	2,607	278,297
Casella Waste Systems, Inc., Class A(a)(b)	3,988	316,049
Cimpress PLC(a)	1,338	118,360
Cintas Corp.	22,302	3,896,382
Clean Harbors, Inc.(a)	3,316	1,036,847
Copart, Inc.(a)	57,399	1,900,481
CoreCivic, Inc.(a)	8,221	168,202
Deluxe Corp.	2,249	70,056
Ennis, Inc.	1,476	30,819
Enviri Corp.(a)	4,861	95,713
GEO Group, Inc.(a)	8,758	162,111
Healthcare Services Group, Inc.(a)	5,735	122,786
HNI Corp.	4,237	154,820
Interface, Inc., Class A	3,655	101,901
Liquidity Services, Inc.(a)	1,769	63,065
MillerKnoll, Inc.	5,129	82,474
Montrose Environmental Group, Inc.(a)	3,780	79,569
MSA Safety, Inc.	2,308	384,028
OPENLANE, Inc.(a)	7,187	225,959
Pitney Bowes, Inc.	3,521	54,435
Quad/Graphics, Inc., Class A	1,629	12,120
RB Global, Inc.	11,776	1,228,237
Republic Services, Inc., Class A	13,151	2,751,452
Rollins, Inc.	19,836	1,105,460
Tetra Tech, Inc.	16,676	538,968
UniFirst Corp.	954	243,757
Veralto Corp.	16,128	1,422,490
Vestis Corp.(a)	9,458	91,932
Waste Management, Inc.	24,042	5,590,967
		22,564,942
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.(a)(b)	5,274	93,297
Applied Optoelectronics, Inc.(a)	4,237	696,393
Arista Networks, Inc.(a)	66,867	11,548,600
Aviat Networks, Inc.(a)	336	7,704
Calix, Inc.(a)	4,004	174,414
Ciena Corp.(a)	9,130	4,816,805
Cisco Systems, Inc.	258,865	23,686,148
Clearfield, Inc.(a)	2,242	64,771
Digi International, Inc.(a)	2,340	131,134
Extreme Networks, Inc.(a)	9,992	220,723
F5, Inc.(a)	3,658	1,184,826
Harmonic, Inc.(a)	6,424	73,426
Lumentum Holdings, Inc.(a)	4,542	4,098,337
Motorola Solutions, Inc.	10,827	4,753,378
NETGEAR, Inc.(a)	1,767	44,652
NetScout Systems, Inc.(a)	4,617	155,593
Ribbon Communications, Inc.(a)	4,557	12,031
Ubiquiti, Inc.	252	255,027
Viasat, Inc.(a)	8,432	555,753
Viavi Solutions, Inc.(a)	14,749	772,848
Vistance Networks, Inc.(a)	13,802	176,597
		53,522,457
Construction & Engineering — 0.6%
AECOM	8,381	704,842
Ameresco, Inc., Class A(a)	1,752	51,842
API Group Corp.(a)	23,405	1,070,077
Arcosa, Inc.	3,111	393,448
Argan, Inc.	899	602,312
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Bowman Consulting Group Ltd.(a)	812	$ 25,627
Centuri Holdings, Inc.(a)	6,199	233,082
Comfort Systems USA, Inc.	2,242	4,125,840
Concrete Pumping Holdings, Inc.(a)	1,903	15,072
Construction Partners, Inc., Class A(a)	2,954	365,292
Dycom Industries, Inc.(a)	1,889	782,235
EMCOR Group, Inc.	2,867	2,556,418
Everus Construction Group, Inc.(a)	3,345	493,153
Fluor Corp.(a)	10,324	550,785
Granite Construction, Inc.	2,789	382,288
IES Holdings, Inc.(a)	582	374,855
Legence Corp., Class A(a)	2,252	195,834
Limbach Holdings, Inc.(a)(b)	850	84,805
MasTec, Inc.(a)	3,951	1,556,892
Matrix Service Co.(a)	3,264	44,129
MYR Group, Inc.(a)	982	397,523
NWPX Infrastructure, Inc.(a)	487	47,892
Orion Group Holdings, Inc.(a)	4,006	54,562
Primoris Services Corp.	3,367	609,932
Quanta Services, Inc.	9,559	6,956,753
Sterling Infrastructure, Inc.(a)	1,876	967,303
Tutor Perini Corp.	3,251	302,083
Valmont Industries, Inc.	1,237	628,445
WillScot Holdings Corp., Class A	12,097	273,876
		24,847,197
Construction Materials — 0.2%
CRH PLC	43,437	5,143,809
Eagle Materials, Inc.	1,985	417,068
James Hardie Industries PLC(a)(b)	9,710	203,813
Knife River Corp.(a)(b)	3,754	347,433
Martin Marietta Materials, Inc.	3,927	2,431,088
U.S. Lime & Minerals, Inc.	570	61,372
Vulcan Materials Co.	8,639	2,606,732
		11,211,315
Consumer Finance — 0.6%
Ally Financial, Inc.	17,449	774,561
American Express Co.	35,041	11,319,995
Atlanticus Holdings Corp.(a)	526	41,770
Bread Financial Holdings, Inc.	2,226	188,720
Capital One Financial Corp.	39,990	7,650,087
Consumer Portfolio Services, Inc.(a)(b)	1,875	17,025
Credit Acceptance Corp.(a)(b)	311	157,027
Dave, Inc., Class A(a)(b)	692	188,217
Encore Capital Group, Inc.(a)	1,672	138,391
Enova International, Inc.(a)	1,517	256,995
Figure Technology Solutions, Inc., Class A(a)	2,338	82,064
FirstCash Holdings, Inc.	2,491	543,586
Green Dot Corp., Class A(a)	4,885	61,307
Jefferson Capital, Inc.	2,125	44,072
LendingClub Corp.(a)	7,657	130,705
LendingTree, Inc.(a)(b)	601	29,804
Medallion Financial Corp.	3,822	35,009
Navient Corp.	6,130	56,641
Nelnet, Inc., Class A	918	130,081
NerdWallet, Inc., Class A(a)	2,065	22,385
OneMain Holdings, Inc.	7,417	435,897
OppFi, Inc., Class A(a)	4,471	42,519
PRA Group, Inc.(a)	2,429	52,928
PROG Holdings, Inc.	2,650	94,949
Regional Management Corp.	728	27,191
SLM Corp.	12,895	297,617
Security	Shares	Value
Consumer Finance (continued)
SoFi Technologies, Inc.(a)	79,656	$ 1,282,462
Synchrony Financial	22,867	1,742,465
Upstart Holdings, Inc.(a)(b)	5,429	171,448
World Acceptance Corp.(a)	213	31,345
		26,047,263
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	25,023	421,638
Andersons, Inc.	2,210	173,573
BJ’s Wholesale Club Holdings, Inc.(a)	8,561	803,792
Casey’s General Stores, Inc.	2,350	1,932,053
Chefs’ Warehouse, Inc.(a)	2,601	201,838
Costco Wholesale Corp.	28,817	29,235,711
Dollar General Corp.	14,252	1,651,522
Dollar Tree, Inc.(a)	12,238	1,188,432
Grocery Outlet Holding Corp.(a)	6,304	49,865
HF Foods Group, Inc.(a)	1,854	3,578
Ingles Markets, Inc., Class A	1,069	97,781
Kroger Co.	37,499	2,552,557
Maplebear, Inc.(a)	10,802	457,465
Natural Grocers by Vitamin Cottage, Inc.	1,292	37,416
Performance Food Group Co.(a)	9,658	874,628
PriceSmart, Inc.	1,657	260,016
Sprouts Farmers Market, Inc.(a)	6,562	537,100
Sysco Corp.	31,018	2,317,355
Target Corp.	29,242	3,794,149
U.S. Foods Holding Corp.(a)	14,249	1,332,139
United Natural Foods, Inc.(a)	4,459	223,039
Village Super Market, Inc., Class A	1,208	52,053
Walmart, Inc.	282,574	37,279,988
Weis Markets, Inc.	1,178	82,672
		85,560,360
Containers & Packaging — 0.2%
Amcor PLC	30,292	1,152,308
AptarGroup, Inc.	4,155	513,890
Ardagh Metal Packaging SA	8,206	31,593
Avery Dennison Corp.	4,886	800,962
Ball Corp.	17,291	1,056,134
Crown Holdings, Inc.	7,759	762,787
Graphic Packaging Holding Co.	19,612	186,902
Greif, Inc., Class A	1,857	121,151
Greif, Inc., Class B	150	12,036
International Paper Co.	33,296	1,012,864
Myers Industries, Inc.	2,006	41,344
O-I Glass, Inc.(a)	9,817	89,433
Packaging Corp. of America	5,611	1,197,668
Ranpak Holdings Corp.(a)	2,577	13,117
Silgan Holdings, Inc.	5,781	234,420
Smurfit WestRock PLC	34,119	1,309,828
Sonoco Products Co.	6,383	318,895
TriMas Corp.	2,253	83,406
		8,938,738
Distributors — 0.0%
Genuine Parts Co.	9,201	986,623
GigaCloud Technology, Inc., Class A(a)	1,110	49,384
Gold.com, Inc.	876	39,586
LKQ Corp.	16,514	521,512
Pool Corp.	2,068	441,146
Weyco Group, Inc.	929	30,648
		2,068,899
Diversified Consumer Services — 0.1%
ADT, Inc.	31,333	235,938

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
American Public Education, Inc.(a)	1,193	$ 69,373
Bright Horizons Family Solutions, Inc.(a)	3,546	287,616
Carriage Services, Inc.	750	36,825
Coursera, Inc.(a)(b)	9,809	58,364
Covista, Inc.(a)	2,433	280,330
Driven Brands Holdings, Inc.(a)(b)	3,595	48,784
Duolingo, Inc., Class A(a)	2,418	266,222
European Wax Center, Inc., Class A(a)	2,333	13,531
Frontdoor, Inc.(a)	4,969	341,022
Graham Holdings Co., Class B	194	217,767
Grand Canyon Education, Inc.(a)	1,695	286,574
H&R Block, Inc.	8,252	261,836
KinderCare Learning Cos., Inc.(a)(b)	2,542	9,990
Laureate Education, Inc., Class A(a)	7,913	238,142
Liberty Live Holdings, Inc., Class A(a)	1,172	106,898
Liberty Live Holdings, Inc., Class C(a)	3,395	317,772
Lincoln Educational Services Corp.(a)	1,629	67,017
Matthews International Corp., Class A	2,063	58,878
McGraw Hill, Inc.(a)	2,545	30,769
Mister Car Wash, Inc.(a)	4,380	31,010
Nerdy, Inc.(a)(b)	3,456	3,090
OneSpaWorld Holdings Ltd.	7,448	183,668
Perdoceo Education Corp.	3,574	121,302
Service Corp. International	9,130	739,804
Strategic Education, Inc.	1,745	136,808
Stride, Inc.(a)	2,931	284,776
Udemy, Inc.(a)	6,592	31,246
Universal Technical Institute, Inc.(a)(b)	3,497	131,242
		4,896,594
Diversified REITs — 0.0%
American Assets Trust, Inc.	2,957	61,328
Armada Hoffler Properties, Inc.	4,860	29,597
Broadstone Net Lease, Inc.	11,612	229,918
CTO Realty Growth, Inc.	1,428	28,917
Essential Properties Realty Trust, Inc.	13,019	409,187
Gladstone Commercial Corp.	2,038	25,699
Global Net Lease, Inc.	11,666	111,527
NexPoint Diversified Real Estate Trust	274	1,485
WP Carey, Inc.	14,360	1,047,275
		1,944,933
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)(b)	1,444	69,774
AST SpaceMobile, Inc., Class A(a)(b)	13,981	1,033,196
AT&T, Inc.	448,035	11,707,154
ATN International, Inc.	200	5,586
Bandwidth, Inc., Class A(a)	1,171	43,104
Cogent Communications Holdings, Inc.	2,894	65,549
Comcast Corp., Class A	233,879	6,324,088
GCI Liberty, Inc., Class A(a)	210	7,321
GCI Liberty, Inc., Class C(a)	2,224	76,172
Globalstar, Inc.(a)	3,199	263,278
IDT Corp., Class B	1,059	53,109
Iridium Communications, Inc.	6,327	247,196
Liberty Global Ltd., Class A(a)	8,798	101,881
Liberty Global Ltd., Class C(a)	11,590	131,431
Liberty Latin America Ltd., Class A(a)	4,385	35,606
Liberty Latin America Ltd., Class C(a)	7,372	61,261
Lumen Technologies, Inc.(a)	62,857	555,656
Shenandoah Telecommunications Co.	3,990	62,763
Security	Shares	Value
Diversified Telecommunication Services (continued)
Uniti Group, Inc.(a)	12,709	$ 150,347
Verizon Communications, Inc.	273,925	13,156,618
		34,151,090
Electric Utilities — 1.4%
Alliant Energy Corp.	16,317	1,198,157
American Electric Power Co., Inc.	34,661	4,752,370
Constellation Energy Corp.	20,209	6,325,417
Duke Energy Corp.	50,837	6,585,933
Edison International	24,886	1,729,328
Entergy Corp.	28,757	3,390,738
Evergy, Inc.	15,012	1,243,594
Eversource Energy	24,231	1,713,132
Exelon Corp.	66,004	3,035,524
FirstEnergy Corp.	35,877	1,704,875
Genie Energy Ltd., Class B	1,945	27,172
Hawaiian Electric Industries, Inc.(a)	11,096	167,217
IDACORP, Inc.	3,536	522,409
MGE Energy, Inc.	2,196	176,163
NextEra Energy, Inc.	135,463	13,259,118
NRG Energy, Inc.	13,237	2,059,412
OGE Energy Corp.	15,117	737,710
Oklo, Inc., Class A(a)(b)	7,901	572,823
Otter Tail Corp.	2,546	227,205
PG&E Corp.	142,042	2,360,738
Pinnacle West Capital Corp.	7,468	774,581
Portland General Electric Co.	7,308	379,504
PPL Corp.	48,088	1,800,415
Southern Co.	71,962	6,958,725
TXNM Energy, Inc.	6,569	387,965
Xcel Energy, Inc.	38,674	3,208,008
		65,298,233
Electrical Equipment — 1.4%
Acuity, Inc.	1,941	562,444
Allient, Inc.	976	74,352
American Superconductor Corp.(a)(b)	3,134	167,794
AMETEK, Inc.	14,953	3,521,432
Amprius Technologies, Inc.(a)	8,044	169,407
Array Technologies, Inc.(a)	9,308	72,044
Atkore, Inc.	2,278	178,026
Bloom Energy Corp., Class A(a)	14,016	3,971,574
Eaton Corp. PLC	25,407	11,001,485
Emerson Electric Co.	36,521	5,129,009
EnerSys	2,362	503,720
Enovix Corp.(a)(b)	9,039	60,290
Eos Energy Enterprises, Inc., Class A(a)(b)	20,702	138,703
Fluence Energy, Inc., Class A(a)(b)	3,874	47,185
GE Vernova, Inc.	17,524	18,986,553
Generac Holdings, Inc.(a)	3,877	1,005,035
Hubbell, Inc., Class B	3,481	1,768,940
Hyliion Holdings Corp.(a)(b)	5,934	11,334
LSI Industries, Inc.	2,248	54,649
NANO Nuclear Energy, Inc.(a)(b)	1,753	40,985
Nextpower, Inc., Class A(a)	9,510	1,132,926
NuScale Power Corp.(a)	8,516	106,109
nVent Electric PLC	10,116	1,445,576
Plug Power, Inc.(a)(b)	89,740	280,886
Powell Industries, Inc.	1,971	546,499
Power Solutions International, Inc.(a)(b)	772	56,565
Preformed Line Products Co.	83	27,577
Regal Rexnord Corp.	4,195	902,051
Rockwell Automation, Inc.	7,345	3,003,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	9,360	$ 389,750
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	86,228
Sunrun, Inc.(a)	16,690	212,464
T1 Energy, Inc.(a)	14,577	69,970
Thermon Group Holdings, Inc.(a)	2,167	131,082
Vertiv Holdings Co., Class A	24,672	8,104,505
Vicor Corp.(a)	1,548	416,830
		64,377,423
Electronic Equipment, Instruments & Components — 1.1%
908 Devices, Inc.(a)(b)	1,976	13,496
Advanced Energy Industries, Inc.(b)	2,370	909,867
Aeva Technologies, Inc.(a)(b)	2,307	36,889
Amphenol Corp., Class A	79,101	11,649,204
Arlo Technologies, Inc.(a)	6,948	97,619
Arrow Electronics, Inc.(a)	3,267	613,641
Avnet, Inc.	5,467	451,082
Badger Meter, Inc.	1,969	238,072
Bel Fuse, Inc., Class B(b)	688	189,778
Belden, Inc.	2,454	276,026
Benchmark Electronics, Inc.	2,094	171,813
CDW Corp./DE	8,275	1,132,930
Climb Global Solutions, Inc.	1,508	25,153
Cognex Corp.	11,038	612,719
Coherent Corp.(a)	11,298	3,612,084
Corning, Inc.	50,708	8,328,282
Crane NXT Co.	3,098	138,419
CTS Corp.	1,973	112,658
Daktronics, Inc.(a)	1,753	34,464
ePlus, Inc.	1,893	160,318
Evolv Technologies Holdings, Inc., Class A(a)	6,676	48,067
Fabrinet(a)	2,349	1,605,471
Flex Ltd.(a)	23,975	2,194,911
Frequency Electronics, Inc.(a)	810	40,630
Ingram Micro Holding Corp.	2,029	62,432
Insight Enterprises, Inc.(a)	1,886	137,489
IPG Photonics Corp.(a)	1,542	183,375
Itron, Inc.(a)	2,767	231,875
Jabil, Inc.	6,701	2,261,520
Keysight Technologies, Inc.(a)	11,076	3,875,603
Kimball Electronics, Inc.(a)	2,170	58,612
Knowles Corp.(a)	5,726	178,594
Littelfuse, Inc.	1,560	630,505
Methode Electronics, Inc.	2,506	20,098
MicroVision, Inc.(a)(b)	9,988	6,556
Mirion Technologies, Inc.(a)	15,975	315,506
Napco Security Technologies, Inc.	2,262	105,749
nLight, Inc.(a)	3,293	230,016
Novanta, Inc.(a)	2,250	291,442
OSI Systems, Inc.(a)	1,127	323,359
Ouster, Inc.(a)	3,812	102,772
PC Connection, Inc.	993	63,294
Plexus Corp.(a)	1,781	446,283
Powerfleet, Inc. NJ(a)	7,944	25,580
Ralliant Corp.	7,066	321,079
Rogers Corp.(a)	1,134	153,941
Sanmina Corp.(a)	3,601	784,370
ScanSource, Inc.(a)	1,707	70,192
TD SYNNEX Corp.	5,046	1,151,396
Teledyne Technologies, Inc.(a)	3,017	1,948,529
TTM Technologies, Inc.(a)	6,478	1,024,949
Vishay Intertechnology, Inc.	7,799	225,937
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.(a)	804	$ 48,578
Vontier Corp.	8,939	320,731
Zebra Technologies Corp., Class A(a)	3,229	730,594
		49,024,549
Energy Equipment & Services — 0.5%
Archrock, Inc.	10,504	407,030
Atlas Energy Solutions, Inc.	5,027	87,369
Baker Hughes Co., Class A	64,462	4,491,067
Borr Drilling Ltd.	13,940	84,058
Bristow Group, Inc.	2,220	109,069
Cactus, Inc., Class A	4,027	224,384
Core Laboratories, Inc.	3,218	47,144
DMC Global, Inc.(a)	948	5,859
Expro Group Holdings NV(a)	5,586	101,721
Flowco Holdings, Inc., Class A	518	12,862
Forum Energy Technologies, Inc.(a)	1,122	70,540
Halliburton Co.	54,827	2,319,182
Helix Energy Solutions Group, Inc.(a)	9,071	93,885
Helmerich & Payne, Inc.	6,046	244,137
Innovex International, Inc.(a)(b)	2,080	57,762
Kodiak Gas Services, Inc.	5,582	378,460
Liberty Energy, Inc., Class A	10,652	359,931
Nabors Industries Ltd.(a)	626	64,234
National Energy Services Reunited Corp.(a)	4,082	101,805
Noble Corp. PLC	8,475	432,479
NOV, Inc.	23,041	471,419
Oceaneering International, Inc.(a)	6,547	245,774
Oil States International, Inc.(a)	4,638	53,244
Patterson-UTI Energy, Inc.	24,743	302,359
ProFrac Holding Corp., Class A(a)	1,185	8,935
ProPetro Holding Corp.(a)	6,951	119,071
Ranger Energy Services, Inc., Class A	2,773	48,417
RPC, Inc.	4,947	38,982
SEACOR Marine Holdings, Inc.(a)(b)	1,945	14,782
Seadrill Ltd.(a)	4,582	227,680
Select Water Solutions, Inc., Class A	7,407	123,919
SLB Ltd.	97,235	5,530,727
Solaris Energy Infrastructure, Inc., Class A	3,101	228,978
TechnipFMC PLC	25,461	1,924,088
TETRA Technologies, Inc.(a)	9,850	93,772
Tidewater, Inc.(a)	3,185	284,516
Transocean Ltd.(a)(b)	60,891	415,277
Valaris Ltd.(a)	4,221	430,458
Weatherford International PLC	4,470	493,264
		20,748,640
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	34,641
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	31,858
Atlanta Braves Holdings, Inc., Class C(a)	3,524	174,121
Cinemark Holdings, Inc.	6,676	197,075
Electronic Arts, Inc.	16,385	3,315,832
IMAX Corp.(a)(b)	2,341	89,005
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,299	102,881
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,809	1,186,883
Lionsgate Studios Corp.(a)	15,574	193,741
Live Nation Entertainment, Inc.(a)	10,317	1,629,467
Madison Square Garden Entertainment Corp., Class A(a)	2,278	152,444
Madison Square Garden Sports Corp., Class A(a)	1,005	344,172
Marcus Corp.	914	16,105
Netflix, Inc.(a)	275,178	25,759,413

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Playstudios, Inc., Class A(a)	4,630	$ 1,922
Playtika Holding Corp.	6,719	24,558
ROBLOX Corp., Class A(a)	40,155	2,218,965
Roku, Inc., Class A(a)	8,160	951,130
Sphere Entertainment Co., Class A(a)	1,765	251,424
Spotify Technology SA(a)	10,023	4,475,771
Starz Entertainment Corp.(a)	1,038	19,037
Take-Two Interactive Software, Inc.(a)	11,815	2,525,574
TKO Group Holdings, Inc., Class A	4,367	812,655
Vivid Seats, Inc., Class A(a)(b)	137	918
Walt Disney Co.	114,979	11,929,071
Warner Bros Discovery, Inc., Class A(a)	151,600	4,100,780
		60,539,443
Financial Services — 3.2%
Affirm Holdings, Inc., Class A(a)	17,461	1,122,393
Alerus Financial Corp.	1,174	31,628
Apollo Global Management, Inc.	27,083	3,486,124
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	82,229
Berkshire Hathaway, Inc., Class B(a)	119,992	56,828,211
Better Home & Finance Holding Co.(a)(b)	1,184	48,698
Block, Inc., Class A(a)	34,670	2,444,582
Burford Capital Ltd.	12,571	61,849
Cannae Holdings, Inc.	2,410	32,559
Cantaloupe, Inc.(a)	2,911	31,788
Cass Information Systems, Inc.	1,157	54,714
Compass Diversified Holdings	4,320	51,019
Corebridge Financial, Inc.	4,996	137,590
Corpay, Inc.(a)	4,317	1,323,031
Enact Holdings, Inc.	1,946	83,153
Equitable Holdings, Inc.	19,518	823,660
Essent Group Ltd.	6,588	398,706
Euronet Worldwide, Inc.(a)	2,667	193,037
EVERTEC, Inc.	4,185	123,583
Federal Agricultural Mortgage Corp., Class C	582	101,152
Fidelity National Information Services, Inc.	33,452	1,556,521
Fiserv, Inc.(a)	34,671	2,172,138
Flywire Corp.(a)	8,552	115,537
Global Payments, Inc.	15,304	1,101,276
HA Sustainable Infrastructure Capital, Inc.	7,807	327,504
International Money Express, Inc.(a)	2,474	39,361
Jack Henry & Associates, Inc.	4,783	735,386
Jackson Financial, Inc., Class A	4,336	501,979
loanDepot, Inc., Class A(a)(b)	29,089	45,088
Marqeta, Inc., Class A(a)(b)	19,644	85,255
Mastercard, Inc., Class A	52,311	26,308,248
Merchants Bancorp	1,371	63,806
MGIC Investment Corp.	16,113	426,672
NCR Atleos Corp.(a)	4,883	216,707
NewtekOne, Inc.	1,733	22,477
NMI Holdings, Inc., Class A(a)	4,631	179,266
Onity Group, Inc.(a)(b)	372	17,116
Pagseguro Digital Ltd., Class A	12,586	126,112
Payoneer Global, Inc.(a)	16,194	80,646
PayPal Holdings, Inc.	60,437	3,030,311
Paysafe Ltd.(a)(b)	1,495	13,515
Paysign, Inc.(a)	967	6,343
PennyMac Financial Services, Inc., Class A	1,806	163,064
Radian Group, Inc.	9,520	341,102
Remitly Global, Inc.(a)	12,149	265,942
Repay Holdings Corp., Class A(a)	5,002	18,958
Security	Shares	Value
Financial Services (continued)
Rocket Cos., Inc., Class A(a)	62,653	$ 915,987
Sezzle, Inc.(a)	1,004	79,918
Shift4 Payments, Inc., Class A(a)(b)	3,971	175,836
StoneCo Ltd., Class A(a)(b)	16,329	179,292
Toast, Inc., Class A(a)	29,425	839,201
UWM Holdings Corp., Class A	12,440	44,038
Visa, Inc., Class A	109,466	36,106,265
Voya Financial, Inc.	6,336	519,299
Walker & Dunlop, Inc.	2,558	128,795
Western Union Co.	18,154	165,020
WEX, Inc.(a)	2,088	313,889
		144,887,576
Food Products — 0.4%
Archer-Daniels-Midland Co.	30,932	2,305,671
B&G Foods, Inc.	4,306	23,855
Beyond Meat, Inc.(a)(b)	4,136	4,070
BRC, Inc., Class A(a)(b)	2,764	2,985
Bunge Global SA	8,557	1,087,338
Calavo Growers, Inc.	1,112	31,314
Cal-Maine Foods, Inc.	2,884	222,818
Conagra Brands, Inc.	29,341	421,043
Darling Ingredients, Inc.(a)	9,935	638,125
Dole PLC	5,443	82,625
Flowers Foods, Inc.	12,222	110,731
Fresh Del Monte Produce, Inc.	2,317	97,059
Freshpet, Inc.(a)	3,000	202,140
General Mills, Inc.	34,989	1,235,462
Hain Celestial Group, Inc.(a)(b)	6,528	4,264
Hershey Co.	9,474	1,759,701
Hormel Foods Corp.	18,216	391,098
Ingredion, Inc.	3,928	438,915
J & J Snack Foods Corp.	807	71,226
J.M. Smucker Co.	6,965	682,779
John B Sanfilippo & Son, Inc.	672	54,963
Kraft Heinz Co.	54,150	1,227,039
Lamb Weston Holdings, Inc.	8,773	382,064
Limoneira Co.	1,461	18,599
Mama’s Creations, Inc.(a)	3,155	44,769
Marzetti Co.	1,403	182,783
McCormick & Co., Inc.	16,933	860,874
Mission Produce, Inc.(a)(b)	2,341	32,446
Mondelez International, Inc., Class A	83,861	5,152,420
Pilgrim’s Pride Corp.	2,884	95,460
Post Holdings, Inc.(a)	2,936	307,546
Seaboard Corp.	12	68,231
Seneca Foods Corp., Class A(a)	161	22,517
Simply Good Foods Co.(a)	5,858	78,321
Smithfield Foods, Inc.	1,811	47,593
SunOpta, Inc.(a)	6,076	39,373
The Campbell’s Co.	13,186	274,137
Tootsie Roll Industries, Inc.	1,725	72,830
Tyson Foods, Inc., Class A	17,774	1,138,780
Utz Brands, Inc., Class A	4,872	38,781
Vital Farms, Inc.(a)	2,416	32,978
Westrock Coffee Co.(a)(b)	2,383	14,036
		19,999,759
Gas Utilities — 0.1%
Atmos Energy Corp.	10,433	1,982,061
Brookfield Infrastructure Corp., Class A	8,025	296,925
Chesapeake Utilities Corp.	1,503	189,558
MDU Resources Group, Inc.	13,381	301,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co.	6,134	$ 517,587
New Jersey Resources Corp.	6,393	359,990
Northwest Natural Holding Co.	2,475	131,175
ONE Gas, Inc.	3,766	336,003
Southwest Gas Holdings, Inc.	4,276	402,158
Spire, Inc.	3,669	334,539
UGI Corp.	14,797	534,024
		5,385,494
Ground Transportation — 0.9%
ArcBest Corp.	1,534	195,692
Avis Budget Group, Inc.(a)(b)	1,163	210,119
Covenant Logistics Group, Inc., Class A	1,756	61,214
CSX Corp.	121,372	5,513,930
FTAI Infrastructure, Inc.	7,753	47,642
Heartland Express, Inc.	3,436	45,974
Hertz Global Holdings, Inc.(a)(b)	8,951	56,928
JB Hunt Transport Services, Inc.	4,867	1,224,196
Knight-Swift Transportation Holdings, Inc.	9,802	636,150
Landstar System, Inc.	2,293	422,073
Lyft, Inc., Class A(a)	24,826	351,288
Marten Transport Ltd.	4,841	73,002
Norfolk Southern Corp.	14,711	4,646,175
Old Dominion Freight Line, Inc.	11,839	2,514,959
RXO, Inc.(a)	10,974	219,151
Ryder System, Inc.	2,431	616,915
Saia, Inc.(a)	1,770	794,411
Schneider National, Inc., Class B	3,106	96,566
Uber Technologies, Inc.(a)	130,485	9,735,486
U-Haul Holding Co.(a)(b)	504	25,885
U-Haul Holding Co., Series N	6,558	312,751
Union Pacific Corp.	38,848	10,468,759
Universal Logistics Holdings, Inc.	345	8,308
Werner Enterprises, Inc.	3,887	143,314
XPO, Inc.(a)	7,479	1,646,352
		40,067,240
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	112,517	10,215,418
Accuray, Inc.(a)(b)	6,907	3,225
Align Technology, Inc.(a)	4,354	766,347
Alphatec Holdings, Inc.(a)	6,821	66,573
AngioDynamics, Inc.(a)	2,055	22,482
Anteris Technologies Global Corp.(a)(b)	6,596	40,565
Artivion, Inc.(a)	2,287	81,943
AtriCure, Inc.(a)	3,211	90,261
Avanos Medical, Inc.(a)	2,746	67,606
Axogen, Inc.(a)	2,915	125,928
Baxter International, Inc.	32,421	569,961
Becton Dickinson & Co.	18,643	2,778,553
Beta Bionics, Inc.(a)	2,466	25,153
Bioventus, Inc., Class A(a)	3,134	30,933
Boston Scientific Corp.(a)	95,931	5,526,585
Butterfly Network, Inc., Class A(a)(b)	13,160	63,036
Ceribell, Inc.(a)	1,864	37,578
Cerus Corp.(a)	10,433	21,179
ClearPoint Neuro, Inc.(a)(b)	3,143	35,139
CONMED Corp.	1,948	71,414
Cooper Cos., Inc.(a)	12,602	792,666
CVRx, Inc.(a)(b)	1,241	9,320
Delcath Systems, Inc.(a)(b)	2,866	29,749
Dentsply Sirona, Inc.	13,255	155,746
Dexcom, Inc.(a)	25,463	1,516,322
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	37,059	$ 3,094,426
Embecta Corp.	3,199	29,271
Enovis Corp.(a)	3,332	78,102
Envista Holdings Corp.(a)	9,851	255,535
GE HealthCare Technologies, Inc.(a)	29,702	1,807,070
Glaukos Corp.(a)	3,471	498,679
Globus Medical, Inc., Class A(a)	7,590	684,466
Haemonetics Corp.(a)	3,309	198,838
Hologic, Inc.	14,171	142
ICU Medical, Inc.(a)	1,458	173,794
IDEXX Laboratories, Inc.(a)	5,197	2,914,478
Inogen, Inc.(a)	1,013	7,202
Inspire Medical Systems, Inc.(a)	1,997	112,112
Insulet Corp.(a)	4,454	766,712
Integer Holdings Corp.(a)	2,278	201,626
Integra LifeSciences Holdings Corp.(a)	4,179	44,047
Intuitive Surgical, Inc.(a)	22,885	10,472,405
iRadimed Corp.	665	55,488
iRhythm Technologies, Inc.(a)(b)	2,102	271,494
Kestra Medical Technologies Ltd.(a)(b)	1,609	33,338
Lantheus Holdings, Inc.(a)	4,430	374,867
LeMaitre Vascular, Inc.	1,369	150,248
LivaNova PLC(a)	3,277	196,948
Masimo Corp.(a)	2,954	527,082
Medline, Inc., Class A(a)(b)	20,939	931,157
Medtronic PLC	83,226	6,738,809
Merit Medical Systems, Inc.(a)	3,881	264,607
Neogen Corp.(a)	15,391	144,675
NeuroPace, Inc.(a)(b)	2,986	50,344
Novocure Ltd.(a)(b)	6,754	102,728
Omnicell, Inc.(a)	2,769	114,692
OraSure Technologies, Inc.(a)	4,522	13,747
Orthofix Medical, Inc.(a)(b)	3,934	46,264
OrthoPediatrics Corp.(a)(b)	1,412	21,265
Penumbra, Inc.(a)	2,499	815,873
Procept Biorobotics Corp.(a)	3,652	87,794
Pulmonx Corp.(a)	2,572	3,292
Pulse Biosciences, Inc.(a)(b)	1,753	37,111
QuidelOrtho Corp.(a)	4,965	61,069
ResMed, Inc.	9,483	2,027,560
RxSight, Inc.(a)	2,600	18,382
SI-BONE, Inc.(a)(b)	2,624	32,511
Sight Sciences, Inc.(a)	6,800	27,812
Solventum Corp.(a)	10,016	674,678
STAAR Surgical Co.(a)	2,738	72,174
STERIS PLC	6,237	1,352,680
Strive, Inc., Class A(a)(b)	4,499	69,105
Stryker Corp.	22,313	7,031,496
Tactile Systems Technology, Inc.(a)(b)	1,111	25,575
Tandem Diabetes Care, Inc.(a)	4,223	82,454
Teleflex, Inc.	2,843	352,276
TransMedics Group, Inc.(a)	2,113	212,969
Treace Medical Concepts, Inc.(a)	3,386	6,129
UFP Technologies, Inc.(a)	514	98,498
Utah Medical Products, Inc.	90	5,888
Varex Imaging Corp.(a)	2,011	23,428
Zimmer Biomet Holdings, Inc.	13,032	1,074,228
		68,713,322
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	5,801	150,217
Accendra Health, Inc.(a)	5,500	20,405
AdaptHealth Corp.(a)	6,768	88,729

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)	1,025	$ 99,312
agilon health, Inc.(a)(b)	712	19,900
Alignment Healthcare, Inc.(a)	11,460	258,308
AMN Healthcare Services, Inc.(a)	2,547	52,137
Ardent Health, Inc.(a)	2,578	25,161
Astrana Health, Inc.(a)	2,670	91,154
Aveanna Healthcare Holdings, Inc.(a)	2,110	13,799
BrightSpring Health Services, Inc.(a)	8,598	412,446
Brookdale Senior Living, Inc.(a)	14,257	204,731
Cardinal Health, Inc.	15,551	2,999,477
Castle Biosciences, Inc.(a)	1,921	47,045
Cencora, Inc., Class A	11,909	3,668,091
Centene Corp.(a)	32,341	1,736,388
Chemed Corp.	996	423,280
Cigna Group	17,082	4,963,688
Clover Health Investments Corp., Class A(a)	28,423	78,163
Community Health Systems, Inc.(a)	5,422	15,399
Concentra Group Holdings Parent, Inc.	6,773	152,189
CorVel Corp.(a)	1,761	101,187
Cross Country Healthcare, Inc.(a)	2,722	27,547
CVS Health Corp.	81,424	6,781,805
DaVita, Inc.(a)	2,267	351,702
DocGo, Inc.(a)	4,887	3,449
Elevance Health, Inc.	14,346	5,400,121
Encompass Health Corp.	6,328	632,800
Enhabit, Inc.(a)	3,056	41,989
Ensign Group, Inc.	3,610	673,951
Fulgent Genetics, Inc.(a)(b)	1,533	23,286
GeneDx Holdings Corp., Class A(a)	1,321	83,078
Guardant Health, Inc.(a)	7,843	682,969
Guardian Pharmacy Services, Inc., Class A(a)	1,562	57,950
HCA Healthcare, Inc.	10,482	4,553,905
HealthEquity, Inc.(a)	5,666	464,782
Henry Schein, Inc.(a)	6,748	503,333
Hims & Hers Health, Inc., Class A(a)(b)	13,520	367,338
Humana, Inc.	7,887	1,864,802
Innovage Holding Corp.(a)	978	7,971
Joint Corp.(a)(b)	820	7,273
Labcorp Holdings, Inc.	5,459	1,401,871
LifeStance Health Group, Inc.(a)	13,185	99,811
McKesson Corp.	8,034	6,549,317
Molina Healthcare, Inc.(a)	3,459	673,191
Nano-X Imaging Ltd.(a)(b)	2,926	5,004
National HealthCare Corp.	790	136,899
NeoGenomics, Inc.(a)	8,616	79,784
NRC Health, Class A	1,109	18,254
Nutex Health, Inc.(a)(b)	345	41,124
Omada Health, Inc.(a)(b)	2,794	40,737
OPKO Health, Inc.(a)	22,404	25,205
Option Care Health, Inc.(a)	9,846	200,169
PACS Group, Inc.(a)	2,598	87,163
Pediatrix Medical Group, Inc.(a)	5,332	120,023
Pennant Group, Inc.(a)	2,548	79,803
Privia Health Group, Inc.(a)	7,692	191,146
Progyny, Inc.(a)	5,002	92,937
Quest Diagnostics, Inc.	7,082	1,375,324
RadNet, Inc.(a)	4,154	234,909
Select Medical Holdings Corp.	7,600	124,716
Sonida Senior Living, Inc.(a)	1,278	48,513
Strata Critical Medical, Inc.(a)(b)	4,235	21,260
Surgery Partners, Inc.(a)(b)	5,815	81,585
Talkspace, Inc.(a)	11,686	60,650
Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	5,534	$ 980,182
U.S. Physical Therapy, Inc.	849	60,466
UnitedHealth Group, Inc.	59,027	21,868,323
Universal Health Services, Inc., Class B	3,559	598,873
Viemed Healthcare, Inc.(a)	4,262	42,450
		73,490,946
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	10,897	441,437
American Healthcare REIT, Inc.	11,717	594,989
CareTrust REIT, Inc.	14,251	562,202
Chiron Real Estate, Inc.	631	22,129
Community Healthcare Trust, Inc.	961	16,548
Diversified Healthcare Trust	14,315	107,935
Healthcare Realty Trust, Inc.	20,845	389,801
Healthpeak Properties, Inc.	44,035	712,046
LTC Properties, Inc.	2,807	107,284
Medical Properties Trust, Inc.	30,970	152,992
National Health Investors, Inc.	2,865	220,347
Omega Healthcare Investors, Inc.	19,610	921,082
Sabra Health Care REIT, Inc.	15,036	310,644
Sila Realty Trust, Inc.	3,819	116,212
Universal Health Realty Income Trust	517	21,042
Ventas, Inc.	30,794	2,705,561
Welltower, Inc.	44,605	9,694,451
		17,096,702
Health Care Technology — 0.0%
Certara, Inc.(a)	7,090	43,462
Claritev Corp., Class A(a)(b)	746	18,150
Definitive Healthcare Corp., Class A(a)(b)	2,101	2,003
Doximity, Inc., Class A(a)	8,635	211,039
Evolent Health, Inc., Class A(a)(b)	7,059	26,471
Health Catalyst, Inc.(a)(b)	2,795	3,494
HealthStream, Inc.	1,619	33,610
HeartFlow, Inc.(a)(b)	1,641	48,836
LifeMD, Inc.(a)(b)	2,862	13,394
OptimizeRx Corp.(a)	814	5,071
Phreesia, Inc.(a)	3,516	32,382
Schrodinger, Inc.(a)	3,581	42,829
Simulations Plus, Inc.(a)	1,116	15,814
Teladoc Health, Inc.(a)(b)	10,028	60,770
Veeva Systems, Inc., Class A(a)	9,636	1,502,927
Waystar Holding Corp.(a)	7,493	160,163
		2,220,415
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	14,082	189,684
Braemar Hotels & Resorts, Inc.	3,646	8,823
Chatham Lodging Trust	2,016	17,499
DiamondRock Hospitality Co.	11,505	117,351
Host Hotels & Resorts, Inc.	43,563	920,486
Park Hotels & Resorts, Inc.	14,578	167,210
Pebblebrook Hotel Trust	7,963	111,880
RLJ Lodging Trust	11,744	96,770
Ryman Hospitality Properties, Inc.	4,030	423,513
Service Properties Trust	8,692	13,473
Summit Hotel Properties, Inc.	5,580	27,733
Sunstone Hotel Investors, Inc.	9,663	94,891
Xenia Hotels & Resorts, Inc.	7,531	122,529
		2,311,842
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc., Class A(a)	4,065	50,772
Airbnb, Inc., Class A(a)	27,017	3,792,106
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Aramark	17,196	$ 785,685
Biglari Holdings, Inc., Class B(a)	32	9,896
BJ’s Restaurants, Inc.(a)	1,084	41,626
Bloomin’ Brands, Inc.	5,912	36,063
Booking Holdings, Inc.	52,450	8,830,482
Boyd Gaming Corp.	3,462	301,021
Brightstar Lottery PLC	7,143	93,788
Brinker International, Inc.(a)	2,784	423,836
Caesars Entertainment, Inc.(a)	12,766	354,895
Carnival Corp.	73,598	1,951,083
Cava Group, Inc.(a)	6,369	594,928
Cheesecake Factory, Inc.	2,767	173,961
Chipotle Mexican Grill, Inc., Class A(a)	86,202	2,930,006
Choice Hotels International, Inc.(b)	1,823	180,623
Churchill Downs, Inc.	4,345	438,801
Cracker Barrel Old Country Store, Inc.	1,446	45,289
Darden Restaurants, Inc.	7,422	1,488,556
Dave & Buster’s Entertainment, Inc.(a)	2,569	28,953
Dine Brands Global, Inc.	887	24,641
Domino’s Pizza, Inc.	2,038	691,738
DoorDash, Inc., Class A(a)	23,610	3,981,826
DraftKings, Inc., Class A(a)	30,531	711,983
Dutch Bros, Inc., Class A(a)(b)	8,129	467,499
El Pollo Loco Holdings, Inc.(a)	3,825	51,714
Expedia Group, Inc.	7,445	1,849,115
First Watch Restaurant Group, Inc.(a)	3,681	48,295
Flutter Entertainment PLC(a)(b)	10,430	1,125,710
Genius Sports Ltd.(a)	15,291	66,669
Global Business Travel Group I(a)(b)	9,219	54,023
Golden Entertainment, Inc.	891	25,438
Hilton Grand Vacations, Inc.(a)(b)	3,840	180,365
Hilton Worldwide Holdings, Inc.	14,758	4,782,625
Hyatt Hotels Corp., Class A	2,496	418,255
Inspired Entertainment, Inc.(a)(b)	902	6,332
Jack in the Box, Inc.(b)	1,529	19,265
Krispy Kreme, Inc.	6,214	24,483
Kura Sushi USA, Inc., Class A(a)(b)	372	20,486
Las Vegas Sands Corp.	20,225	1,104,487
Life Time Group Holdings, Inc.(a)	9,043	242,443
Lindblad Expeditions Holdings, Inc.(a)	2,077	38,487
Marriott International, Inc., Class A	14,384	5,202,549
Marriott Vacations Worldwide Corp.	1,695	122,057
McDonald’s Corp.	46,440	13,634,320
MGM Resorts International(a)	12,359	481,259
Monarch Casino & Resort, Inc.	999	118,571
Navan, Inc., Class A(a)(b)	3,368	58,906
Norwegian Cruise Line Holdings Ltd.(a)	29,951	544,509
Papa John’s International, Inc.	2,240	81,066
Penn Entertainment, Inc.(a)	9,126	159,340
Planet Fitness, Inc., Class A(a)	5,679	378,619
Portillo’s, Inc., Class A(a)(b)	3,505	21,906
Pursuit Attractions and Hospitality, Inc.(a)	1,234	51,927
RCI Hospitality Holdings, Inc.	626	15,662
Red Rock Resorts, Inc., Class A	3,220	173,751
Restaurant Brands International, Inc.	21,903	1,767,134
Royal Caribbean Cruises Ltd.	16,456	4,340,434
Rush Street Interactive, Inc., Class A(a)	6,170	173,377
Sabre Corp.(a)	32,773	59,975
Serve Robotics, Inc.(a)(b)	3,647	34,391
Shake Shack, Inc., Class A(a)	2,633	269,777
Six Flags Entertainment Corp.(a)(b)	6,268	117,713
Starbucks Corp.	73,683	7,761,030
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Super Group SGHC Ltd.	11,436	$ 148,211
Sweetgreen, Inc., Class A(a)(b)	6,926	47,651
Target Hospitality Corp.(a)	2,076	30,185
Texas Roadhouse, Inc.	4,205	676,963
Travel & Leisure Co.	4,190	270,925
United Parks & Resorts, Inc.(a)(b)	1,575	55,519
Vail Resorts, Inc.	2,371	301,544
Viking Holdings Ltd.(a)	11,530	944,422
Wendy’s Co.	10,460	72,802
Wingstop, Inc.	1,856	304,495
Wyndham Hotels & Resorts, Inc.	4,699	382,405
Wynn Resorts Ltd.	4,779	511,879
Xponential Fitness, Inc., Class A(a)(b)	1,307	8,600
Yum! Brands, Inc.	18,249	2,913,453
		80,725,576
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)	2,424	52,334
Cavco Industries, Inc.(a)	512	259,584
Century Communities, Inc.	1,627	91,145
Champion Homes, Inc.(a)	3,542	270,007
Cricut, Inc., Class A	2,865	12,348
D.R. Horton, Inc.	16,709	2,570,847
Dream Finders Homes, Inc., Class A(a)	1,622	23,681
Ethan Allen Interiors, Inc.	1,903	40,610
Flexsteel Industries, Inc.	652	36,056
Garmin Ltd.	10,529	2,644,253
Green Brick Partners, Inc.(a)	1,939	130,766
Hamilton Beach Brands Holding Co., Class A	1,383	28,780
Helen of Troy Ltd.(a)	1,416	32,780
Hovnanian Enterprises, Inc., Class A(a)	259	29,122
Installed Building Products, Inc.	1,509	435,422
KB Home	4,241	224,731
La-Z-Boy, Inc.	2,410	83,723
Legacy Housing Corp.(a)(b)	148	3,219
Leggett & Platt, Inc.	8,651	94,036
Lennar Corp., Class A	13,032	1,176,790
Lennar Corp., Class B, B Shares	827	73,090
LGI Homes, Inc.(a)	1,213	59,401
Lovesac Co.(a)(b)	653	10,324
M/I Homes, Inc.(a)	1,640	215,644
Meritage Homes Corp.	4,608	310,303
Mohawk Industries, Inc.(a)	3,316	350,037
Newell Brands, Inc.	29,617	120,837
NVR, Inc.(a)	174	1,098,961
PulteGroup, Inc.	12,689	1,552,626
SharkNinja, Inc.(a)	5,378	621,320
Somnigroup International, Inc.	12,843	974,270
Sonos, Inc.(a)	7,986	118,432
Taylor Morrison Home Corp., Class A(a)	5,972	362,739
Toll Brothers, Inc.	6,091	865,775
TopBuild Corp.(a)	1,878	831,391
Traeger, Inc.(a)	26	1,084
Tri Pointe Homes, Inc.(a)	5,725	268,445
Whirlpool Corp.	4,081	228,781
		16,303,694
Household Products — 0.7%
Central Garden & Pet Co.(a)	682	25,248
Central Garden & Pet Co., Class A(a)	3,323	111,520
Church & Dwight Co., Inc.	15,266	1,481,718
Clorox Co.	7,739	746,349
Colgate-Palmolive Co.	52,355	4,469,023
Energizer Holdings, Inc.	4,687	91,771

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	21,537	$ 2,119,887
Oil-Dri Corp. of America	954	69,594
Procter & Gamble Co.	153,292	22,547,720
Reynolds Consumer Products, Inc.	3,870	81,154
Spectrum Brands Holdings, Inc.	1,424	117,622
WD-40 Co.	832	174,687
		32,036,293
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	47,989	693,441
Brookfield Renewable Corp.	8,675	314,556
Clearway Energy, Inc., Class A	1,844	74,553
Clearway Energy, Inc., Class C	6,099	246,156
Hallador Energy Co.(a)	1,749	27,162
Montauk Renewables, Inc.(a)(b)	3,696	5,396
Ormat Technologies, Inc.	3,993	458,796
Talen Energy Corp.(a)	2,882	1,073,314
Vistra Corp.	21,849	3,448,646
		6,342,020
Industrial Conglomerates — 0.3%
3M Co.	34,766	5,093,914
Brookfield Business Corp., Class A(b)	1,503	51,252
Honeywell International, Inc.	41,305	8,852,901
		13,998,067
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	230,866
EastGroup Properties, Inc.	3,581	720,497
First Industrial Realty Trust, Inc.	8,452	524,108
Industrial Logistics Properties Trust	2,207	16,398
Innovative Industrial Properties, Inc.	1,807	98,030
Lineage, Inc.	4,537	167,324
LXP Industrial Trust	3,678	187,284
One Liberty Properties, Inc.	1,518	34,474
Prologis, Inc.	60,389	8,576,446
Rexford Industrial Realty, Inc.	14,809	531,495
STAG Industrial, Inc.	11,474	442,667
Terreno Realty Corp.	6,721	438,209
		11,967,798
Insurance — 1.7%
Abacus Global Management, Inc., Class A	4,169	39,606
Aflac, Inc.	31,427	3,572,307
Allstate Corp.	17,074	3,709,497
American Coastal Insurance Corp.	2,983	35,498
American Financial Group, Inc.	4,200	559,734
American International Group, Inc.	34,646	2,591,521
AMERISAFE, Inc.	1,410	42,723
Aon PLC, Class A	13,689	4,266,177
Arch Capital Group Ltd.(a)	22,843	2,157,750
Arthur J Gallagher & Co.	16,405	3,385,992
Assurant, Inc.	3,364	794,812
Assured Guaranty Ltd.	2,820	230,958
Axis Capital Holdings Ltd.	4,720	473,935
Baldwin Insurance Group, Inc., Class A(a)(b)	6,395	145,294
Bowhead Specialty Holdings, Inc.(a)	1,535	36,502
Brighthouse Financial, Inc.(a)	3,750	233,475
Brown & Brown, Inc.	18,346	1,103,512
Chubb Ltd.	23,887	7,811,049
Cincinnati Financial Corp.	10,046	1,643,526
CNA Financial Corp.	1,702	82,087
CNO Financial Group, Inc.	6,050	268,923
Crawford & Co., Class A	730	7,840
Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	698	$ 29,400
Everest Group Ltd.	2,737	976,452
F&G Annuities & Life, Inc.	2,196	62,893
Fidelis Insurance Holdings Ltd.	4,637	97,980
Fidelity National Financial, Inc., Class A	17,122	895,481
First American Financial Corp.	6,362	446,167
Genworth Financial, Inc., Class A(a)	13,665	120,115
Globe Life, Inc.	5,453	841,398
Goosehead Insurance, Inc., Class A(a)	1,654	74,083
Greenlight Capital Re Ltd., Class A(a)(b)	1,310	23,999
Hamilton Insurance Group Ltd., Class B	3,783	123,969
Hanover Insurance Group, Inc.	2,331	437,505
Hartford Insurance Group, Inc.	18,669	2,554,106
HCI Group, Inc.	694	106,578
Heritage Insurance Holdings, Inc.(a)	1,928	56,529
Hippo Holdings, Inc.(a)	930	24,487
Horace Mann Educators Corp.	2,646	120,234
Investors Title Co.	51	12,076
James River Group Holdings, Inc.(b)	3,570	22,134
Kemper Corp.	4,044	136,242
Kestrel Group Ltd.(a)(b)	760	7,387
Kinsale Capital Group, Inc.(b)	1,499	485,091
Lemonade, Inc.(a)	4,037	228,656
Lincoln National Corp.	11,067	418,443
Loews Corp.	11,169	1,257,741
Markel Group, Inc.(a)	812	1,439,246
Marsh & McLennan Cos., Inc.	31,594	5,298,630
MBIA, Inc.(a)	2,769	16,171
Mercury General Corp.	1,620	157,642
MetLife, Inc.	37,445	2,999,344
Octave Specialty Group, Inc.(a)	2,001	8,864
Old Republic International Corp.	15,605	623,420
Oscar Health, Inc., Class A(a)	12,587	232,356
Palomar Holdings, Inc.(a)	1,645	198,025
Primerica, Inc.	2,406	676,736
Principal Financial Group, Inc.	14,640	1,477,322
ProAssurance Corp.(a)	3,137	77,484
Progressive Corp.	38,092	7,667,158
Prudential Financial, Inc.	22,793	2,236,221
Reinsurance Group of America, Inc., Class A	4,362	922,389
RenaissanceRe Holdings Ltd.	2,876	882,846
RLI Corp.	5,332	276,038
Root, Inc., Class A(a)	829	45,164
Ryan Specialty Holdings, Inc., Class A	7,076	246,033
Safety Insurance Group, Inc.	927	69,673
Selective Insurance Group, Inc.	3,715	311,874
Selectquote, Inc.(a)	8,469	7,790
SiriusPoint Ltd.(a)	4,652	108,903
Skyward Specialty Insurance Group, Inc.(a)	2,903	131,941
Slide Insurance Holdings, Inc.(a)	4,682	87,319
Stewart Information Services Corp.	1,779	124,512
Tiptree, Inc.	1,651	28,463
Travelers Cos., Inc.	14,168	4,323,224
Trupanion, Inc.(a)	2,521	60,479
United Fire Group, Inc.	1,438	57,980
Universal Insurance Holdings, Inc.	1,090	43,197
Unum Group	11,334	911,027
W.R. Berkley Corp.	14,911	996,502
White Mountains Insurance Group Ltd.	161	359,350
Willis Towers Watson PLC	6,214	1,592,027
		77,447,214
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	376,914	$ 145,036,507
Alphabet, Inc., Class C	308,229	117,724,984
Angi, Inc., Class A(a)	2,753	20,207
Bumble, Inc., Class A(a)(b)	6,338	26,303
Cargurus, Inc., Class A(a)	5,337	194,587
Cars.com, Inc.(a)	4,460	49,015
EverQuote, Inc., Class A(a)(b)	2,107	30,383
fuboTV, Inc., Class A(a)	1,779	21,917
Getty Images Holdings, Inc.(a)	12,015	9,252
Grindr, Inc.(a)	2,746	36,714
IAC, Inc.(a)	4,083	181,939
Match Group, Inc.	15,869	593,818
MediaAlpha, Inc., Class A(a)	3,417	29,079
Meta Platforms, Inc., Class A	141,821	86,781,688
Nextdoor Holdings, Inc.(a)	10,985	17,576
Pinterest, Inc., Class A(a)	39,634	779,204
QuinStreet, Inc.(a)	3,026	38,612
Reddit, Inc., Class A(a)	8,373	1,232,757
Rumble, Inc.(a)(b)	5,901	44,435
Shutterstock, Inc.	1,395	22,557
Teads Holding Co.(a)(b)	4,466	3,900
TripAdvisor, Inc.(a)(b)	7,461	83,041
Trump Media & Technology Group Corp., Class A(a)	10,629	97,255
Webtoon Entertainment, Inc.(a)(b)	2,047	25,055
Yelp, Inc.(a)	4,499	124,172
Ziff Davis, Inc.(a)	3,041	139,156
ZipRecruiter, Inc., Class A(a)	5,115	14,936
ZoomInfo Technologies, Inc., Class A(a)	15,209	95,056
		353,454,105
IT Services — 0.9%
Accenture PLC, Class A	39,894	7,129,457
Akamai Technologies, Inc.(a)	9,281	955,757
Amdocs Ltd.	6,854	443,248
Applied Digital Corp.(a)(b)	14,693	503,235
Backblaze, Inc., Class A(a)	5,118	21,905
BigBear.ai Holdings, Inc.(a)(b)	28,992	115,388
Cloudflare, Inc., Class A(a)	20,412	4,183,848
Cognizant Technology Solutions Corp., Class A	31,229	1,652,014
Commerce.com, Inc., Series 1(a)	4,449	12,591
DigitalOcean Holdings, Inc.(a)(b)	5,041	486,104
DXC Technology Co.(a)	10,229	115,792
EPAM Systems, Inc.(a)	3,493	397,434
Everforth, Inc.(a)	2,361	49,817
Fastly, Inc., Class A(a)(b)	9,245	233,483
Gartner, Inc.(a)	4,678	694,636
Globant SA(a)(b)	2,826	116,516
GoDaddy, Inc., Class A(a)	9,032	783,887
Grid Dynamics Holdings, Inc., Class A(a)	3,516	20,006
Hackett Group, Inc.	1,720	22,205
Information Services Group, Inc.	4,101	16,732
International Business Machines Corp.	60,428	13,957,659
Kyndryl Holdings, Inc.(a)	14,172	195,857
MongoDB, Inc., Class A(a)	5,174	1,297,794
Okta, Inc., Class A(a)	10,624	782,458
Rackspace Technology, Inc.(a)(b)	2,884	4,211
Snowflake, Inc., Class A(a)	21,422	2,923,460
TSS, Inc.(a)(b)	1,396	21,387
Tucows, Inc., Class A(a)(b)	474	7,456
Twilio, Inc., Class A(a)	9,265	1,371,776
Security	Shares	Value
IT Services (continued)
Unisys Corp.(a)	3,469	$ 9,054
VeriSign, Inc.	5,461	1,467,152
VTEX, Class A(a)(b)	6,014	22,613
		40,014,932
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	171,952
Brunswick Corp.	4,072	323,520
Callaway Golf Co.(a)	9,369	143,346
Clarus Corp.	1,492	3,887
Funko, Inc., Class A(a)(b)	2,563	11,303
Hasbro, Inc.	9,111	873,198
JAKKS Pacific, Inc.	934	20,324
Johnson Outdoors, Inc., Class A	138	7,263
Latham Group, Inc.(a)	2,161	13,117
Malibu Boats, Inc., Class A(a)	1,332	34,099
MasterCraft Boat Holdings, Inc.(a)	1,420	33,157
Mattel, Inc.(a)	20,118	303,380
Peloton Interactive, Inc., Class A(a)	24,496	133,503
Polaris, Inc.	3,366	223,065
Smith & Wesson Brands, Inc.	2,956	45,936
Sturm Ruger & Co., Inc.	1,052	45,636
YETI Holdings, Inc.(a)(b)	5,240	206,770
		2,593,456
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	8,120	179,046
Adaptive Biotechnologies Corp.(a)	10,614	149,657
Agilent Technologies, Inc.	18,675	2,157,896
Avantor, Inc.(a)	46,657	377,922
Azenta, Inc.(a)	2,445	60,074
BioLife Solutions, Inc.(a)	2,281	48,083
Bio-Rad Laboratories, Inc., Class A(a)	1,176	329,421
Bio-Techne Corp.	9,809	542,634
Bruker Corp.	6,223	228,446
Charles River Laboratories International, Inc.(a)	3,099	517,440
Codexis, Inc.(a)(b)	3,610	10,180
CryoPort, Inc.(a)	2,296	23,557
Cytek Biosciences, Inc.(a)	7,712	35,167
Danaher Corp.	40,863	7,312,434
Fortrea Holdings, Inc.(a)	5,591	64,297
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	4,326	36,598
Illumina, Inc.(a)	10,084	1,278,046
IQVIA Holdings, Inc.(a)	10,982	1,739,219
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	24,362
MaxCyte, Inc.(a)(b)	6,350	5,588
Medpace Holdings, Inc.(a)	1,502	628,827
Mesa Laboratories, Inc.	342	34,200
Mettler-Toledo International, Inc.(a)	1,358	1,733,636
OmniAb, Inc.(a)(b)	10,048	13,967
OmniAb, Inc.(d)	608	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	25,270
Personalis, Inc.(a)(b)	5,444	30,051
Qiagen NV	13,292	459,637
Quanterix Corp.(a)	3,192	9,991
Quantum-Si, Inc., Class A(a)(b)	7,468	7,323
Repligen Corp.(a)	3,472	410,772
Revvity, Inc.	7,373	638,649
Sotera Health Co.(a)	17,005	264,598
Standard BioTools, Inc.(a)	23,888	22,185
Tempus AI, Inc., Class A(a)(b)	6,424	356,404

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	24,495	$ 11,732,125
Waters Corp.(a)	6,407	1,981,237
West Pharmaceutical Services, Inc.	4,707	1,400,756
		34,869,695
Machinery — 2.1%
3D Systems Corp.(a)(b)	7,065	17,380
Aebi Schmidt Holding AG(b)	2,053	23,856
AGCO Corp.	4,160	503,443
Alamo Group, Inc.	698	121,061
Albany International Corp., Class A	2,042	118,518
Alliance Laundry Holdings, Inc.(a)(b)	2,977	75,526
Allison Transmission Holdings, Inc.	5,364	720,653
Astec Industries, Inc.	1,273	82,770
Atmus Filtration Technologies, Inc.	5,171	327,841
Blue Bird Corp.(a)	2,169	139,055
Caterpillar, Inc.	30,031	26,730,893
CECO Environmental Corp.(a)(b)	1,773	131,450
Chart Industries, Inc.(a)	2,897	602,286
CNH Industrial NV	58,850	630,283
Columbus McKinnon Corp.	1,466	22,650
Crane Co.	3,125	555,406
Cummins, Inc.	8,901	5,972,660
Deere & Co.	15,858	9,354,158
Donaldson Co., Inc.	7,376	650,342
Douglas Dynamics, Inc.	1,306	60,246
Dover Corp.	8,806	1,993,766
Energy Recovery, Inc.(a)	3,940	43,616
Enerpac Tool Group Corp., Class A	3,599	126,325
Enpro, Inc.	1,416	412,835
Esab Corp.	3,616	355,344
ESCO Technologies, Inc.	1,721	557,518
Federal Signal Corp.	3,769	464,077
Flowserve Corp.	8,410	619,312
Fortive Corp.	20,154	1,205,008
Franklin Electric Co., Inc.	2,440	244,464
Gates Industrial Corp. PLC(a)	16,092	412,116
Gorman-Rupp Co.	1,213	91,873
Graco, Inc.	10,547	846,608
Graham Corp.(a)	870	82,824
Greenbrier Cos., Inc.	2,191	107,622
Helios Technologies, Inc.	1,936	132,422
Hillman Solutions Corp.(a)	12,662	103,322
Hyster-Yale, Inc., Class A	682	26,919
IDEX Corp.	4,894	1,066,158
Illinois Tool Works, Inc.	18,928	4,883,613
Ingersoll Rand, Inc.	26,146	2,088,020
ITT, Inc.	5,651	1,211,235
JBT Marel Corp.	3,215	379,692
Kadant, Inc.(b)	797	233,625
Kennametal, Inc.	4,869	188,479
Lincoln Electric Holdings, Inc.	3,405	902,325
Lindsay Corp.	692	77,483
Luxfer Holdings PLC	2,208	33,230
Manitowoc Co., Inc.(a)	2,189	29,749
Mayville Engineering Co., Inc.(a)(b)	1,707	38,937
Microvast Holdings, Inc.(a)(b)	14,073	27,161
Middleby Corp.(a)	3,073	431,326
Miller Industries, Inc.	1,094	52,501
Mueller Industries, Inc.	7,078	958,574
Mueller Water Products, Inc., Class A	10,406	290,223
Nordson Corp.	3,380	974,961
Security	Shares	Value
Machinery (continued)
Omega Flex, Inc.	130	$ 4,098
Oshkosh Corp.	4,259	665,682
Otis Worldwide Corp.	25,826	2,011,329
PACCAR, Inc.	33,293	3,955,208
Parker-Hannifin Corp.	8,216	7,471,795
Park-Ohio Holdings Corp.	1,119	32,395
Pentair PLC	10,391	838,658
Proto Labs, Inc.(a)	1,922	124,565
RBC Bearings, Inc.(a)	1,969	1,179,608
Richtech Robotics, Inc., Class B(a)	11,967	29,439
Snap-on, Inc.	3,362	1,288,991
SPX Technologies, Inc.(a)	3,151	689,785
Standex International Corp.	780	212,940
Stanley Black & Decker, Inc.	9,755	762,451
Tennant Co.	1,312	108,948
Terex Corp.	6,793	422,525
Timken Co.	4,100	454,649
Titan International, Inc.(a)	2,632	20,056
Toro Co.	6,262	595,955
Trinity Industries, Inc.	5,760	187,834
Wabash National Corp.	3,518	30,571
Watts Water Technologies, Inc., Class A	1,727	518,376
Westinghouse Air Brake Technologies Corp.	10,970	2,960,693
Worthington Enterprises, Inc.	1,931	104,795
Xylem, Inc.	15,817	1,868,937
		95,074,023
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	616	10,644
Costamare, Inc.	3,080	51,190
Genco Shipping & Trading Ltd.	2,396	58,079
Himalaya Shipping Ltd.	1,071	14,608
Kirby Corp.(a)	3,546	533,815
Matson, Inc.	2,099	366,129
Safe Bulkers, Inc.	7,287	49,114
		1,083,579
Media — 0.2%
Advantage Solutions, Inc.(a)(b)	150	5,140
AMC Global Media, Inc., Class A(a)	2,229	18,924
Boston Omaha Corp., Class A(a)	863	10,373
Cable One, Inc.(a)	350	32,021
Charter Communications, Inc., Class A(a)(b)	5,311	877,218
DoubleVerify Holdings, Inc.(a)	10,846	119,523
EchoStar Corp., Class A(a)(b)	8,867	1,091,882
Entravision Communications Corp., Class A	1,689	6,368
EW Scripps Co., Class A(a)	2,946	14,111
Fox Corp., Class A	13,111	832,417
Fox Corp., Class B	10,683	609,145
Gray Media, Inc.	6,043	34,083
Ibotta, Inc., Class A(a)(b)	1,173	41,290
iHeartMedia, Inc., Class A(a)(b)	7,236	43,199
John Wiley & Sons, Inc., Class A	2,734	111,903
Liberty Broadband Corp., Class A(a)	1,051	40,390
Liberty Broadband Corp., Class C(a)	7,749	298,259
Magnite, Inc.(a)	7,546	96,702
National CineMedia, Inc.	7,897	26,771
New York Times Co., Class A	10,194	805,632
News Corp., Class A	24,095	634,180
News Corp., Class B	7,553	230,215
Newsmax, Inc., Class B(a)(b)	4,492	28,300
Nexstar Media Group, Inc., Class A	1,749	364,037
Nexxen International Ltd.(a)(b)	3,975	29,176
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
NIQ Global Intelligence PLC(a)(b)	6,403	$ 69,985
Omnicom Group, Inc.	20,180	1,548,210
Optimum Communications, Inc., Class A(a)	18,560	29,325
PubMatic, Inc., Class A(a)	2,634	25,761
Scholastic Corp.	1,648	66,513
Sinclair, Inc., Class A	2,203	34,257
Sirius XM Holdings, Inc.	13,128	353,668
Stagwell, Inc., Class A(a)	10,319	64,700
TechTarget, Inc.(a)	1,792	10,286
Thryv Holdings, Inc.(a)	1,791	6,412
Trade Desk, Inc., Class A(a)	28,349	668,753
USA TODAY Co., Inc.(a)	7,997	57,818
Versant Media Group, Inc.	9,589	385,382
		9,722,329
Metals & Mining — 0.7%
Alcoa Corp.	16,782	1,070,524
Alpha Metallurgical Resources, Inc.(a)	727	135,549
American Battery Technology Co.(a)(b)	10,833	36,616
Anglogold Ashanti PLC	32,490	3,045,288
Caledonia Mining Corp. PLC	1,362	31,190
Century Aluminum Co.(a)	3,841	228,309
Cleveland-Cliffs, Inc.(a)	37,204	379,481
Coeur Mining, Inc.(a)	66,726	1,199,066
Commercial Metals Co.	7,002	482,858
Compass Minerals International, Inc.(a)	2,480	66,241
Constellium SE, Class A(a)	9,126	285,461
Contango Silver & Gold, Inc.(a)	2,211	50,742
Critical Metals Corp.(a)(b)	2,846	36,230
Dakota Gold Corp.(a)(b)	6,771	36,428
Ferroglobe PLC	9,697	44,994
Freeport-McMoRan, Inc.	93,002	5,373,656
Hecla Mining Co.	42,110	758,822
Idaho Strategic Resources, Inc.(a)(b)	618	26,049
Ivanhoe Electric, Inc.(a)	6,984	89,605
Kaiser Aluminum Corp.	1,048	178,611
Lifezone Metals Ltd.(a)(b)	5,680	31,126
Materion Corp.	1,409	258,988
Metallus, Inc.(a)	2,945	56,662
MP Materials Corp., Class A(a)(b)	9,259	611,464
Newmont Corp.	71,191	7,908,608
NioCorp Developments Ltd.(a)	9,432	56,309
Novagold Resources, Inc.(a)(b)	17,212	138,729
Nucor Corp.	15,215	3,427,787
Perpetua Resources Corp.(a)(b)	5,334	147,272
Ramaco Resources, Inc., Class A(a)	3,652	54,232
Reliance, Inc.	3,427	1,242,287
Royal Gold, Inc.	5,505	1,284,757
Ryerson Holding Corp.	2,811	77,893
Southern Copper Corp.	5,332	915,451
SSR Mining, Inc.(a)	12,721	366,492
Steel Dynamics, Inc.	8,694	1,987,970
SunCoke Energy, Inc.	5,143	35,075
Tredegar Corp.(a)	2,663	25,565
U.S. Antimony Corp.(a)(b)	8,002	96,104
USA Rare Earth, Inc., Class A(a)(b)	12,119	314,730
Warrior Met Coal, Inc.	3,308	297,224
Worthington Steel, Inc.	1,931	74,208
		32,964,653
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	4,414	39,638
AGNC Investment Corp.	68,038	749,779
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Angel Oak Mortgage REIT, Inc.	1,604	$ 14,548
Annaly Capital Management, Inc.	43,419	994,295
Apollo Commercial Real Estate Finance, Inc.	11,046	120,843
Arbor Realty Trust, Inc.	10,209	80,651
Ares Commercial Real Estate Corp.	2,603	13,614
ARMOUR Residential REIT, Inc.	8,113	142,302
Blackstone Mortgage Trust, Inc., Class A	11,316	214,891
BrightSpire Capital, Inc., Class A	5,031	29,180
Chimera Investment Corp.	3,999	54,986
Claros Mortgage Trust, Inc.(a)	6,855	18,097
Dynex Capital, Inc.	16,109	219,405
Ellington Financial, Inc.	12,549	166,274
Franklin BSP Realty Trust, Inc.	5,397	49,113
Invesco Mortgage Capital, Inc.	3,079	25,032
KKR Real Estate Finance Trust, Inc.	4,580	28,075
Ladder Capital Corp., Class A	6,531	67,139
MFA Financial, Inc.	6,287	64,442
Orchid Island Capital, Inc.	11,723	82,413
PennyMac Mortgage Investment Trust	5,334	64,968
Ready Capital Corp.	9,961	18,826
Redwood Trust, Inc.	6,308	35,072
Rithm Capital Corp.	38,095	372,569
Starwood Property Trust, Inc.	24,318	446,479
Sunrise Realty Trust, Inc.	459	3,438
TPG RE Finance Trust, Inc.	3,418	28,916
Two Harbors Investment Corp.	7,086	81,985
		4,226,970
Multi-Utilities — 0.6%
Ameren Corp.	17,144	1,948,416
Avista Corp.	4,818	198,020
Black Hills Corp.	5,320	400,543
CenterPoint Energy, Inc.	42,343	1,848,272
CMS Energy Corp.	19,817	1,520,757
Consolidated Edison, Inc.	23,658	2,637,630
Dominion Energy, Inc.	55,587	3,585,361
DTE Energy Co.	13,480	2,044,781
NiSource, Inc.	31,186	1,505,660
Northwestern Energy Group, Inc.	3,880	280,679
Public Service Enterprise Group, Inc.	32,746	2,674,038
Sempra	42,547	4,047,071
Unitil Corp.	767	40,237
WEC Energy Group, Inc.	21,184	2,498,441
		25,229,906
Office REITs — 0.1%
Brandywine Realty Trust	10,235	31,012
BXP, Inc.	10,424	609,387
COPT Defense Properties	7,249	226,531
Cousins Properties, Inc.	10,476	268,290
Douglas Emmett, Inc.	11,576	125,137
Easterly Government Properties, Inc.	2,498	58,478
Empire State Realty Trust, Inc., Class A	7,712	42,956
Highwoods Properties, Inc.	7,001	170,194
Hudson Pacific Properties, Inc.(a)	3,312	30,504
JBG SMITH Properties	2,994	44,910
Kilroy Realty Corp.	7,474	248,585
NET Lease Office Properties	892	11,650
Peakstone Realty Trust	1,886	39,568
Piedmont Realty Trust, Inc., Class A(a)	6,483	54,198
Postal Realty Trust, Inc., Class A	1,151	25,184

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
SL Green Realty Corp.	5,014	$ 212,644
Vornado Realty Trust	11,598	346,664
		2,545,892
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	20,850	455,781
Antero Resources Corp.(a)	18,215	715,121
APA Corp.	23,015	937,401
Ardmore Shipping Corp.	2,633	46,657
BKV Corp.(a)	1,820	57,385
California Resources Corp.	5,051	344,781
Calumet, Inc.(a)	4,768	156,009
Centrus Energy Corp., Class A(a)(b)	1,066	224,883
Cheniere Energy, Inc.	13,737	3,776,988
Chevron Corp.	121,554	23,497,604
Chord Energy Corp.	3,652	531,731
Clean Energy Fuels Corp.(a)	11,389	26,195
CNX Resources Corp.(a)	8,773	341,357
Comstock Resources, Inc.(a)	4,604	80,202
ConocoPhillips	80,252	10,094,097
Core Natural Resources, Inc.	3,361	301,616
Coterra Energy, Inc.	49,133	1,764,366
Crescent Energy Co., Class A	17,001	228,663
CVR Energy, Inc.(a)	1,753	58,094
Delek U.S. Holdings, Inc.	4,418	205,835
Devon Energy Corp.	38,981	2,002,454
DHT Holdings, Inc.	8,078	149,281
Diamondback Energy, Inc.	12,821	2,636,382
Diversified Energy Co.	3,413	56,826
Dorian LPG Ltd.	2,259	87,084
DT Midstream, Inc.(a)	6,406	948,024
Encore Energy Corp.(a)(b)	10,541	20,660
Energy Fuels, Inc./Canada(a)(b)	15,151	327,868
EOG Resources, Inc.	35,416	4,978,427
EQT Corp.	38,840	2,333,507
Excelerate Energy, Inc., Class A	1,997	69,695
Expand Energy Corp.	14,830	1,514,885
Exxon Mobil Corp.	274,532	42,368,524
FLEX LNG Ltd.	1,825	59,185
FutureFuel Corp.	1,699	8,461
Gevo, Inc.(a)(b)	22,524	43,021
Golar LNG Ltd.	6,652	365,794
Granite Ridge Resources, Inc.	13,084	78,897
Green Plains, Inc.(a)	5,321	92,479
Gulfport Energy Corp.(a)(b)	980	188,689
HF Sinclair Corp.	10,087	677,947
HighPeak Energy, Inc.(b)	727	4,929
Infinity Natural Resources, Inc., Class A(a)	2,404	39,161
International Seaways, Inc.	2,882	239,062
Kinder Morgan, Inc.	127,008	4,174,753
Kinetik Holdings, Inc., Class A	2,472	124,935
Kosmos Energy Ltd.(a)(b)	30,237	93,130
Lightbridge Corp.(a)(b)	2,996	39,098
Magnolia Oil & Gas Corp., Class A	11,033	333,638
Marathon Petroleum Corp.	19,540	4,851,587
Matador Resources Co.	7,435	471,676
Murphy Oil Corp.	9,297	388,243
NACCO Industries, Inc., Class A	532	25,632
Navigator Holdings Ltd.	2,844	61,999
New Fortress Energy, Inc., Class A(a)(b)	4,142	2,865
NextDecade Corp.(a)(b)	13,993	109,565
Nordic American Tankers Ltd.	13,383	74,677
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.	5,384	$ 146,229
Occidental Petroleum Corp.	45,526	2,757,965
ONEOK, Inc.	40,414	3,736,678
Ovintiv, Inc.	18,573	1,143,168
Par Pacific Holdings, Inc.(a)	3,399	223,212
PBF Energy, Inc., Class A	5,810	251,922
Peabody Energy Corp.	7,488	199,630
Permian Resources Corp., Class A	44,137	954,242
Phillips 66	25,927	4,644,822
Range Resources Corp.	14,997	652,370
REX American Resources Corp.(a)	2,152	104,372
Riley Exploration Permian, Inc.	425	15,372
Sable Offshore Corp., Class A(a)(b)	8,455	121,329
SandRidge Energy, Inc.	1,890	29,390
Scorpio Tankers, Inc.	3,001	244,071
SFL Corp. Ltd.	10,236	118,021
SM Energy Co.	15,315	475,224
Talos Energy, Inc.(a)	7,922	126,118
Targa Resources Corp.	13,870	3,607,310
Teekay Corp. Ltd.	4,449	59,439
Teekay Tankers Ltd., Class A	1,541	121,046
Texas Pacific Land Corp.(b)	3,743	1,660,657
Uranium Energy Corp.(a)(b)	32,665	486,382
VAALCO Energy, Inc.	8,384	55,083
Valero Energy Corp.	19,716	4,979,867
Viper Energy, Inc., Class A	12,787	631,422
Vitesse Energy, Inc.	1,510	28,328
W&T Offshore, Inc.	7,555	31,807
Williams Cos., Inc.	78,946	6,024,369
World Kinect Corp.	4,001	107,907
		147,625,558
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	14,409
Louisiana-Pacific Corp.	4,046	292,081
Magnera Corp.(a)	3,180	31,737
Sylvamo Corp.	2,521	107,722
		445,949
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,506	332,670
Allegiant Travel Co.(a)	932	70,496
American Airlines Group, Inc.(a)	41,220	482,686
Delta Air Lines, Inc.	42,142	2,865,235
Frontier Group Holdings, Inc.(a)(b)	2,715	9,855
JetBlue Airways Corp.(a)	21,282	99,068
Joby Aviation, Inc.(a)(b)	37,968	348,926
SkyWest, Inc.(a)	2,476	203,329
Southwest Airlines Co.	30,344	1,150,644
Sun Country Airlines Holdings, Inc.(a)	2,011	31,774
United Airlines Holdings, Inc.(a)	21,108	1,899,720
		7,494,403
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	8,741	155,590
Coty, Inc., Class A(a)	25,648	63,094
Edgewell Personal Care Co.	3,579	80,706
elf Beauty, Inc.(a)	4,193	268,226
Estee Lauder Cos., Inc., Class A	16,147	1,238,636
Herbalife Ltd.(a)	6,918	114,839
Honest Co., Inc.(a)(b)	9,280	32,480
Interparfums, Inc.	1,217	111,015
Kenvue, Inc.	123,168	2,159,135
Medifast, Inc.(a)	711	7,729
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Nature’s Sunshine Products, Inc.(a)	1,943	$ 52,772
Niagen Bioscience, Inc.(a)	3,449	16,314
Nu Skin Enterprises, Inc., Class A	3,335	24,346
Olaplex Holdings, Inc.(a)(b)	8,979	18,227
SkinHealth Systems, Inc., Class A(a)(b)	6,871	5,852
USANA Health Sciences, Inc.(a)	667	12,706
Waldencast PLC, Class A(a)(b)	3,027	2,694
		4,364,361
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(a)	12,127	52,631
Alumis, Inc.(a)	4,800	118,512
Amneal Pharmaceuticals, Inc., Class A(a)	8,670	111,583
Amphastar Pharmaceuticals, Inc.(a)	1,929	42,361
Amylyx Pharmaceuticals, Inc.(a)	6,202	99,232
ANI Pharmaceuticals, Inc.(a)(b)	930	73,888
Aquestive Therapeutics, Inc.(a)(b)	7,440	30,504
Arvinas, Inc.(a)	4,655	46,085
Atea Pharmaceuticals, Inc.(a)(b)	3,928	21,643
Axsome Therapeutics, Inc.(a)	2,571	534,125
BioAge Labs, Inc.(a)	2,242	37,778
Bristol-Myers Squibb Co.	132,217	8,011,028
Collegium Pharmaceutical, Inc.(a)	1,943	65,537
Corcept Therapeutics, Inc.(a)	6,353	295,542
CorMedix, Inc.(a)(b)	4,992	37,889
Crinetics Pharmaceuticals, Inc.(a)(b)	5,879	227,988
Definium Therapeutics, Inc.(a)(b)	5,931	129,770
Edgewise Therapeutics, Inc.(a)	4,396	136,100
Elanco Animal Health, Inc.(a)	31,802	711,411
Eli Lilly & Co.	52,041	48,637,519
Enliven Therapeutics, Inc.(a)	2,827	116,557
Esperion Therapeutics, Inc.(a)	15,925	31,850
Eton Pharmaceuticals, Inc.(a)	2,925	70,551
Evolus, Inc.(a)	4,724	25,462
EyePoint, Inc.(a)	5,129	67,703
Fulcrum Therapeutics, Inc.(a)(b)	1,951	13,911
Harmony Biosciences Holdings, Inc.(a)	2,403	75,118
Harrow, Inc.(a)(b)	1,688	68,415
Indivior Pharmaceuticals, Inc.(a)(b)	8,197	301,486
Innoviva, Inc.(a)	4,370	100,466
Jazz Pharmaceuticals PLC(a)	3,672	745,489
Johnson & Johnson	156,495	35,970,376
LB Pharmaceuticals, Inc.(a)	1,984	62,913
LENZ Therapeutics, Inc.(a)(b)	1,314	11,800
Ligand Pharmaceuticals, Inc.(a)	1,147	263,179
Liquidia Corp.(a)	3,849	150,919
Maze Therapeutics, Inc.(a)	1,815	48,243
MBX Biosciences, Inc.(a)	1,925	58,173
Merck & Co., Inc.	161,399	17,621,543
Nuvation Bio, Inc., Class A(a)(b)	16,108	71,681
Ocular Therapeutix, Inc.(a)	10,818	101,365
Omeros Corp.(a)	4,825	70,445
Organon & Co.	17,485	231,676
Pacira BioSciences, Inc.(a)	2,757	70,276
Perrigo Co. PLC	8,973	106,240
Pfizer, Inc.	368,626	9,842,314
Phathom Pharmaceuticals, Inc.(a)	3,139	35,157
Phibro Animal Health Corp., Class A	1,710	90,938
Prestige Consumer Healthcare, Inc.(a)	3,378	190,249
Rapport Therapeutics, Inc.(a)	1,625	53,836
Royalty Pharma PLC, Class A	24,441	1,224,250
Septerna, Inc.(a)	1,749	41,556
SIGA Technologies, Inc.	2,502	11,509
Security	Shares	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.(a)	3,326	$ 159,648
Tarsus Pharmaceuticals, Inc.(a)	2,266	144,140
Terns Pharmaceuticals, Inc.(a)	6,479	342,933
Theravance Biopharma, Inc.(a)	2,778	46,504
Third Harmonic Bio, Inc.(a)(d)	1,258	—
Trevi Therapeutics, Inc.(a)(b)	6,134	84,404
Viatris, Inc.	76,210	1,138,577
WaVe Life Sciences Ltd.(a)	10,118	71,433
Xeris Biopharma Holdings, Inc.(a)(b)	12,064	73,892
Zevra Therapeutics, Inc.(a)	5,553	56,474
Zoetis, Inc., Class A	28,691	3,298,604
		132,783,381
Professional Services — 0.5%
Alight, Inc., Class A	30,678	25,383
Amentum Holdings, Inc.(a)	11,279	295,848
Asure Software, Inc.(a)	833	7,539
Automatic Data Processing, Inc.	26,092	5,529,939
Barrett Business Services, Inc.	1,308	41,241
BlackSky Technology, Inc., Class A(a)(b)	2,704	95,938
Booz Allen Hamilton Holding Corp., Class A	8,110	630,715
Broadridge Financial Solutions, Inc.	7,619	1,173,174
CACI International, Inc., Class A(a)	1,452	754,372
CBIZ, Inc.(a)(b)	2,985	91,043
Clarivate PLC(a)(b)	30,144	86,513
Concentrix Corp.	3,231	76,962
Conduent, Inc.(a)	11,206	19,162
CRA International, Inc.	456	71,806
CSG Systems International, Inc.	1,626	130,747
Equifax, Inc.	7,979	1,387,867
ExlService Holdings, Inc.(a)	9,605	306,207
Exponent, Inc.	3,516	235,185
First Advantage Corp.(a)(b)	5,027	64,145
Forrester Research, Inc.(a)(b)	474	2,982
Franklin Covey Co.(a)	875	18,550
FTI Consulting, Inc.(a)	1,856	332,781
Genpact Ltd.	9,988	347,083
Huron Consulting Group, Inc.(a)	1,073	140,204
IBEX Holdings Ltd.(a)	997	27,667
ICF International, Inc.	1,207	86,494
Innodata, Inc.(a)(b)	2,252	95,102
Insperity, Inc.	2,314	82,309
Jacobs Solutions, Inc.	7,562	978,598
KBR, Inc.	7,572	283,874
Kelly Services, Inc., Class A	1,865	18,202
Kforce, Inc.	1,435	64,876
Korn Ferry	3,503	232,739
Legalzoom.com, Inc.(a)	9,589	61,849
Leidos Holdings, Inc.	8,364	1,248,076
ManpowerGroup, Inc.	2,953	89,387
Maximus, Inc.	3,559	233,542
Parsons Corp.(a)	3,556	179,258
Paychex, Inc.	21,126	1,956,901
Paycom Software, Inc.	3,175	402,463
Paylocity Holding Corp.(a)	2,941	310,246
Planet Labs PBC, Class A(a)	17,431	644,424
Resolute Holdings Management, Inc.(a)	240	32,662
Resources Connection, Inc.	2,633	11,164
Robert Half, Inc.	6,974	185,578
Science Applications International Corp.	2,886	279,278
Spire Global, Inc., Class A(a)(b)	3,429	61,139
SS&C Technologies Holdings, Inc.	13,291	921,066
TIC Solutions, Inc.(a)(b)	10,979	100,348

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TransUnion	12,368	$ 878,128
TriNet Group, Inc.	2,005	91,789
TrueBlue, Inc.(a)	1,967	10,799
TTEC Holdings, Inc.(a)	1,040	3,026
Upwork, Inc.(a)(b)	7,682	79,509
Verisk Analytics, Inc., Class A	9,093	1,677,568
Verra Mobility Corp., Class A(a)	10,289	152,586
Willdan Group, Inc.(a)(b)	706	53,656
		23,399,689
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	19,307	2,755,688
Compass, Inc., Class A(a)	41,177	311,710
CoStar Group, Inc.(a)	26,529	918,169
Cushman & Wakefield Ltd.(a)	10,268	144,163
eXp World Holdings, Inc.	6,844	42,570
Forestar Group, Inc.(a)	1,192	33,686
FRP Holdings, Inc.(a)	372	7,816
Howard Hughes Holdings, Inc.(a)	2,191	136,434
Jones Lang LaSalle, Inc.(a)	2,997	953,436
Kennedy-Wilson Holdings, Inc.	8,538	93,064
Marcus & Millichap, Inc.	1,555	43,213
Newmark Group, Inc., Class A	9,252	149,142
RE/MAX Holdings, Inc., Class A(a)(b)	632	6,762
Real Brokerage, Inc.(a)(b)	8,923	18,738
RMR Group, Inc., Class A	541	9,635
Seaport Entertainment Group, Inc.(a)(b)	550	12,259
St. Joe Co.	2,394	154,581
Stratus Properties, Inc.(a)	955	28,898
Tejon Ranch Co.(a)(b)	507	9,922
Zillow Group, Inc., Class A(a)	2,932	130,797
Zillow Group, Inc., Class C(a)	10,946	486,002
		6,446,685
Residential REITs — 0.2%
American Homes 4 Rent, Class A	23,160	737,414
AvalonBay Communities, Inc.	9,283	1,698,789
BRT Apartments Corp.	1,270	18,250
Camden Property Trust	6,705	704,159
Centerspace	916	62,535
Clipper Realty, Inc.	393	1,332
Equity LifeStyle Properties, Inc.	12,790	809,479
Equity Residential	24,744	1,617,763
Essex Property Trust, Inc.	4,115	1,083,109
Independence Realty Trust, Inc.	14,480	236,169
Invitation Homes, Inc.	38,870	1,118,290
Mid-America Apartment Communities, Inc.	7,392	954,899
NexPoint Residential Trust, Inc.	1,405	40,590
Sun Communities, Inc.	8,102	1,035,760
UDR, Inc.	22,405	814,198
UMH Properties, Inc.	3,850	59,868
Veris Residential, Inc.	4,759	90,278
		11,082,882
Retail REITs — 0.3%
Acadia Realty Trust	7,485	161,826
Agree Realty Corp.	7,677	591,973
Alexander’s, Inc.	94	23,684
Brixmor Property Group, Inc.	20,610	620,155
CBL & Associates Properties, Inc.	1,773	79,820
Curbline Properties Corp.	6,406	176,806
Federal Realty Investment Trust	5,622	623,480
Getty Realty Corp.	3,398	112,542
InvenTrust Properties Corp.	5,089	163,459
Security	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	41,757	$ 987,136
Kite Realty Group Trust	13,877	363,022
Macerich Co.	17,207	373,908
NETSTREIT Corp.	4,357	89,624
NNN REIT, Inc.	12,170	532,924
Phillips Edison & Co., Inc.	7,940	318,910
Realty Income Corp.	59,681	3,833,907
Regency Centers Corp.	11,602	903,216
Saul Centers, Inc.	796	27,406
Simon Property Group, Inc.	21,101	4,298,485
SITE Centers Corp.	3,203	17,584
Tanger, Inc.	7,151	265,159
Urban Edge Properties	7,999	175,338
Whitestone REIT	2,512	47,577
		14,787,941
Semiconductors & Semiconductor Equipment — 14.9%
ACM Research, Inc., Class A(a)	3,944	203,865
Advanced Micro Devices, Inc.(a)	104,549	37,061,575
Aehr Test Systems(a)(b)	2,727	246,957
Allegro MicroSystems, Inc.(a)	8,616	417,876
Alpha & Omega Semiconductor Ltd.(a)	1,720	74,700
Ambarella, Inc.(a)	2,327	160,098
Ambiq Micro, Inc.(a)	1,575	59,031
Amkor Technology, Inc.	8,390	585,203
Analog Devices, Inc.	31,684	12,745,206
Applied Materials, Inc.	51,492	20,313,079
Astera Labs, Inc.(a)	8,371	1,630,169
Axcelis Technologies, Inc.(a)	1,979	275,299
Broadcom, Inc.	299,994	125,226,495
CEVA, Inc.(a)	1,470	44,894
Cirrus Logic, Inc.(a)	3,208	523,161
Cohu, Inc.(a)	3,237	153,272
Credo Technology Group Holding Ltd.(a)	10,335	1,798,393
Diodes, Inc.(a)	2,733	292,841
Enphase Energy, Inc.(a)	8,579	282,764
Entegris, Inc.	9,868	1,395,138
First Solar, Inc.(a)	6,654	1,343,376
FormFactor, Inc.(a)	5,211	708,331
GLOBALFOUNDRIES, Inc.(a)	8,051	520,095
Ichor Holdings Ltd.(a)	2,288	150,939
Impinj, Inc.(a)	1,813	262,740
indie Semiconductor, Inc., Class A(a)(b)	9,909	44,690
Intel Corp.(a)	286,357	27,055,009
KLA Corp.	8,532	14,933,986
Kopin Corp.(a)	17,377	77,501
Kulicke & Soffa Industries, Inc.	3,436	293,778
Lam Research Corp.	81,440	21,000,118
Lattice Semiconductor Corp.(a)	8,637	1,056,132
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,322	1,217,118
Marvell Technology, Inc.	54,984	9,080,608
MaxLinear, Inc.(a)	4,731	334,718
Microchip Technology, Inc.	34,089	3,167,209
Micron Technology, Inc.	72,562	37,526,164
MKS, Inc.	4,374	1,241,123
Monolithic Power Systems, Inc.	2,994	4,833,544
Navitas Semiconductor Corp.(a)(b)	12,505	206,333
NVE Corp.	349	28,894
NVIDIA Corp.	1,520,385	303,423,234
ON Semiconductor Corp.(a)	25,952	2,616,221
Onto Innovation, Inc.(a)	3,241	956,290
PDF Solutions, Inc.(a)	1,754	75,159
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Penguin Solutions, Inc.(a)	3,469	$ 105,492
Photronics, Inc.(a)	3,827	189,360
Power Integrations, Inc.	3,382	245,905
Qnity Electronics, Inc.	13,642	1,918,884
Qorvo, Inc.(a)	5,170	487,117
QUALCOMM, Inc.	69,355	12,454,771
Rambus, Inc.(a)	6,785	781,021
Rigetti Computing, Inc.(a)(b)	21,989	383,708
Semtech Corp.(a)	6,036	634,082
Silicon Laboratories, Inc.(a)	2,182	475,021
SiTime Corp.(a)(b)	1,475	829,171
SkyWater Technology, Inc.(a)	2,155	68,745
Skyworks Solutions, Inc.	9,749	684,087
Synaptics, Inc.(a)	2,754	257,747
Teradyne, Inc.	10,236	3,515,759
Texas Instruments, Inc.	59,013	16,587,374
Ultra Clean Holdings, Inc.(a)	2,740	214,131
Universal Display Corp.	3,037	264,492
Veeco Instruments, Inc.(a)	4,264	212,560
		675,952,753
Software — 7.6%
8x8, Inc.(a)	6,460	12,403
A10 Networks, Inc.	4,857	129,585
ACI Worldwide, Inc.(a)	6,881	297,397
Adeia, Inc.	7,863	250,437
Adobe, Inc.(a)	26,566	6,537,893
Agilysys, Inc.(a)	1,744	111,721
Alarm.com Holdings, Inc.(a)	2,898	128,700
Alkami Technology, Inc.(a)(b)	3,958	62,457
Amplitude, Inc., Class A(a)	6,810	48,419
Appfolio, Inc., Class A(a)	1,377	230,083
Appian Corp., Class A(a)(b)	2,774	57,671
AppLovin Corp., Class A(a)	15,471	6,905,481
Arteris, Inc.(a)	1,908	55,256
Asana, Inc., Class A(a)	4,988	31,524
Atlassian Corp., Class A(a)	10,536	722,664
Aurora Innovation, Inc., Class A(a)(b)	78,052	458,946
Autodesk, Inc.(a)	13,875	3,288,375
AvePoint, Inc., Class A(a)	8,422	82,115
Bentley Systems, Inc., Class B	10,566	344,663
Bill Holdings, Inc.(a)	5,427	206,226
Bit Digital, Inc.(a)(b)	21,501	32,467
Bitdeer Technologies Group, Class A(a)(b)	6,565	74,119
Blackbaud, Inc.(a)	3,193	118,684
BlackLine, Inc.(a)	2,902	90,688
Blend Labs, Inc., Class A(a)	18,420	26,893
Box, Inc., Class A(a)	9,468	229,126
Braze, Inc., Class A(a)	6,231	137,269
C3.ai, Inc., Class A(a)(b)	7,563	66,781
Cadence Design Systems, Inc.(a)	17,728	5,842,972
CCC Intelligent Solutions Holdings, Inc.(a)	41,605	218,010
Cerence, Inc.(a)(b)	2,169	19,738
Cipher Digital, Inc.(a)	21,654	384,142
Circle Internet Group, Inc., Class A(a)(b)	7,321	665,332
Cleanspark, Inc.(a)(b)	17,985	225,352
Clear Secure, Inc., Class A	5,538	295,674
Clearwater Analytics Holdings, Inc., Class A(a)	18,783	454,549
Commvault Systems, Inc.(a)	2,946	291,300
Consensus Cloud Solutions, Inc.(a)(b)	1,250	32,350
Core Scientific, Inc.(a)(b)	18,810	376,200
Crowdstrike Holdings, Inc., Class A(a)	16,048	7,153,396
Security	Shares	Value
Software (continued)
CS Disco, Inc.(a)	1,888	$ 8,175
Daily Journal Corp.(a)(b)	60	31,726
Datadog, Inc., Class A(a)	20,160	2,664,950
Digimarc Corp.(a)(b)	1,006	7,374
Digital Turbine, Inc.(a)(b)	5,723	20,202
Docusign, Inc., Class A(a)	12,759	586,786
Dolby Laboratories, Inc., Class A	4,347	278,817
Domo, Inc., Class B(a)(b)	1,416	5,041
Dropbox, Inc., Class A(a)	12,374	300,564
D-Wave Quantum, Inc.(a)(b)	23,663	479,886
Dynatrace, Inc.(a)	19,266	697,622
eGain Corp.(a)(b)	724	5,473
Elastic NV(a)	5,871	272,591
EverCommerce, Inc.(a)(b)	1,361	15,720
Fair Isaac Corp.(a)	1,521	1,559,025
Five9, Inc.(a)	4,935	84,882
Fortinet, Inc.(a)	40,395	3,405,702
Freshworks, Inc., Class A(a)	13,713	111,898
Gen Digital, Inc.	34,901	673,240
Gitlab, Inc., Class A(a)	9,320	206,345
Guidewire Software, Inc.(a)	5,635	779,828
HubSpot, Inc.(a)	3,230	716,285
Hut 8 Corp.(a)	6,714	508,787
I3 Verticals, Inc., Class A(a)	1,114	25,121
Intapp, Inc.(a)	3,997	89,733
InterDigital, Inc.	1,667	494,366
Intuit, Inc.	17,698	6,875,673
Life360, Inc.(a)(b)	1,578	67,996
LiveRamp Holdings, Inc.(a)	3,784	110,606
Manhattan Associates, Inc.(a)	3,791	522,741
MARA Holdings, Inc.(a)(b)	23,300	279,367
Microsoft Corp.	481,952	196,530,387
Mitek Systems, Inc.(a)	2,481	34,635
N-able, Inc.(a)	4,241	21,968
nCino, Inc.(a)	7,678	134,211
NCR Voyix Corp.(a)	10,611	73,110
NextNav, Inc.(a)	5,887	109,086
Nutanix, Inc., Class A(a)	17,416	712,140
OneSpan, Inc.	2,737	31,694
Ooma, Inc.(a)	719	11,734
Oracle Corp.	109,279	17,636,538
Pagaya Technologies Ltd., Class A(a)(b)	3,119	43,323
PagerDuty, Inc.(a)	5,772	38,384
Palantir Technologies, Inc., Class A(a)	141,773	19,722,042
Palo Alto Networks, Inc.(a)	51,810	9,290,569
PAR Technology Corp.(a)(b)	2,535	34,070
Pegasystems, Inc.	5,766	210,747
Porch Group, Inc.(a)(b)	5,006	48,208
Procore Technologies, Inc.(a)	8,276	468,256
Progress Software Corp.(a)	2,817	78,453
PTC, Inc.(a)	7,575	1,032,473
Q2 Holdings, Inc.(a)	3,747	190,160
Qualys, Inc.(a)	2,390	207,763
Rapid7, Inc.(a)	4,301	25,376
Red Violet, Inc.(a)	1,105	41,360
Rezolve AI PLC(a)(b)	9,418	24,204
Rimini Street, Inc.(a)(b)	3,501	11,938
RingCentral, Inc., Class A	5,642	226,921
Riot Platforms, Inc.(a)	22,613	389,848
Roper Technologies, Inc.	6,936	2,460,962
Rubrik, Inc., Class A(a)	9,360	497,765
SailPoint, Inc.(a)	3,973	45,372

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Salesforce, Inc.	59,034	$ 10,421,272
Samsara, Inc., Class A(a)	20,839	598,913
Sapiens International Corp. NV(a)	2,240	97,440
SentinelOne, Inc., Class A(a)	21,069	298,337
ServiceNow, Inc.(a)	67,629	5,972,317
SoundHound AI, Inc., Class A(a)(b)	24,578	195,641
SoundThinking, Inc.(a)(b)	707	4,822
Sprinklr, Inc., Class A(a)	8,010	39,409
Sprout Social, Inc., Class A(a)	4,520	27,120
SPS Commerce, Inc.(a)	2,494	139,963
Strategy, Inc., Class A(a)(b)	20,147	3,333,321
Synopsys, Inc.(a)	12,405	5,986,653
Telos Corp.(a)	7,795	33,285
Tenable Holdings, Inc.(a)	8,614	179,946
Teradata Corp.(a)	6,137	161,710
Terawulf, Inc.(a)(b)	19,148	416,086
Trimble, Inc.(a)	15,707	1,057,395
Tyler Technologies, Inc.(a)	2,734	932,677
UiPath, Inc., Class A(a)(b)	26,584	273,815
Unity Software, Inc.(a)	22,327	589,879
Varonis Systems, Inc.(a)	7,148	187,992
Vertex, Inc., Class A(a)	4,559	56,395
Viant Technology, Inc., Class A(a)	883	9,589
Weave Communications, Inc.(a)	1,600	7,856
Workday, Inc., Class A(a)	13,669	1,673,086
Workiva, Inc., Class A(a)	3,224	172,420
Xperi, Inc.(a)(b)	2,213	14,805
Yext, Inc.(a)	5,854	22,596
Zeta Global Holdings Corp., Class A(a)	13,913	256,277
Zoom Communications, Inc., Class A(a)	16,927	1,644,458
Zscaler, Inc.(a)	6,346	829,295
		344,602,047
Specialized REITs — 0.8%
American Tower Corp.	30,493	5,571,376
Crown Castle, Inc.	28,301	2,512,563
CubeSmart	14,934	604,528
Digital Realty Trust, Inc.	22,341	4,489,200
EPR Properties	5,098	284,519
Equinix, Inc.	6,344	6,869,473
Extra Space Storage, Inc.	13,797	1,977,524
Farmland Partners, Inc.	2,041	21,941
Four Corners Property Trust, Inc.	6,658	170,245
Gaming and Leisure Properties, Inc.	18,399	891,616
Gladstone Land Corp.	2,385	22,872
Iron Mountain, Inc.	19,023	2,396,708
Lamar Advertising Co., Class A	5,483	755,777
Millrose Properties, Inc., Class A	10,458	320,747
National Storage Affiliates Trust	4,998	212,715
Outfront Media, Inc.	8,862	273,393
Public Storage	10,336	3,126,123
Rayonier, Inc.	19,154	406,256
Safehold, Inc.	5,180	82,984
SBA Communications Corp.	7,026	1,554,151
Smartstop Self Storage REIT, Inc.	5,562	175,092
VICI Properties, Inc.	70,872	2,069,462
Weyerhaeuser Co.	47,738	1,170,536
		35,959,801
Specialty Retail — 1.7%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	4,531
Abercrombie & Fitch Co., Class A(a)	3,166	270,218
Academy Sports & Outdoors, Inc.	4,486	246,012
Security	Shares	Value
Specialty Retail (continued)
Advance Auto Parts, Inc.	3,773	$ 224,531
American Eagle Outfitters, Inc.	10,849	188,990
America’s Car-Mart, Inc.(a)	281	3,431
Arhaus, Inc., Class A	3,604	26,670
Arko Corp., Class A	6,136	40,498
Asbury Automotive Group, Inc.(a)	1,245	253,594
AutoNation, Inc.(a)	1,791	380,373
AutoZone, Inc.(a)	1,084	4,015,168
BARK, Inc.(a)(b)	611	5,768
Bath & Body Works, Inc.	12,788	248,599
Bed Bath and Beyond, Inc.(a)(b)	2,560	12,544
Best Buy Co., Inc.	12,279	742,757
Boot Barn Holdings, Inc.(a)	2,164	371,018
Buckle, Inc.	2,387	132,741
Build-A-Bear Workshop, Inc.	669	24,713
Burlington Stores, Inc.(a)	4,117	1,317,481
Caleres, Inc.	2,081	27,261
Camping World Holdings, Inc., Class A	2,424	19,853
CarMax, Inc.(a)	9,270	364,404
Carvana Co., Class A(a)	8,743	3,460,479
Chewy, Inc., Class A(a)	15,638	397,518
Designer Brands, Inc., Class A	3,326	24,945
Dick’s Sporting Goods, Inc.	4,195	951,929
EVgo, Inc., Class A(a)(b)	3,628	7,619
Five Below, Inc.(a)	3,521	829,759
Floor & Decor Holdings, Inc., Class A(a)	7,043	340,881
GameStop Corp., Class A(a)	26,440	659,678
Gap, Inc.	15,061	370,350
Genesco, Inc.(a)	1,043	37,016
Group 1 Automotive, Inc.	735	262,299
Haverty Furniture Cos., Inc.	1,048	23,203
Home Depot, Inc.	64,641	21,253,961
Lands’ End, Inc.(a)	889	10,037
Lithia Motors, Inc., Class A	1,559	452,297
Lowe’s Cos., Inc.	36,318	8,672,375
MarineMax, Inc.(a)	887	25,492
Murphy USA, Inc.	1,111	653,268
National Vision Holdings, Inc.(a)	5,351	124,250
OneWater Marine, Inc., Class A(a)(b)	684	6,423
O’Reilly Automotive, Inc.(a)	54,618	5,429,029
Outdoor Holding Co.(a)	3,293	6,685
Penske Automotive Group, Inc.	1,283	220,060
Petco Health & Wellness Co., Inc.(a)	5,201	14,771
RealReal, Inc.(a)(b)	6,755	80,317
Revolve Group, Inc., Class A(a)	2,911	74,085
RH(a)	990	130,640
Ross Stores, Inc.	20,654	4,704,775
Sally Beauty Holdings, Inc.(a)(b)	7,155	101,458
Shoe Carnival, Inc.	744	13,779
Signet Jewelers Ltd.	2,786	248,038
Sleep Number Corp.(a)(b)	1,237	3,723
Sonic Automotive, Inc., Class A	786	61,897
Stitch Fix, Inc., Class A(a)	5,133	18,684
ThredUp, Inc., Class A(a)	4,885	20,957
TJX Cos., Inc.	72,642	11,386,633
Tractor Supply Co.	34,693	1,217,724
Ulta Beauty, Inc.(a)	2,868	1,541,493
Upbound Group, Inc.	3,756	74,219
Urban Outfitters, Inc.(a)	4,319	303,798
Valvoline, Inc.(a)	7,889	262,151
Victoria’s Secret & Co.(a)	4,939	255,988
Warby Parker, Inc., Class A(a)	5,648	124,934
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Wayfair, Inc., Class A(a)	6,748	$ 431,400
Williams-Sonoma, Inc.	7,524	1,363,424
Winmark Corp.	223	84,849
Zumiez, Inc.(a)(b)	980	24,079
		75,684,524
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	936,250	254,051,437
Corsair Gaming, Inc.(a)	2,367	16,072
Dell Technologies, Inc., Class C	20,237	4,228,521
Diebold Nixdorf, Inc.(a)	1,365	104,846
Eastman Kodak Co.(a)	5,306	70,729
Everpure, Inc., Class A(a)	20,458	1,461,724
GPGI, Inc., Class A(b)	12,028	185,592
Hewlett Packard Enterprise Co.	86,480	2,488,030
HP, Inc.	59,919	1,249,910
Immersion Corp.	1,222	7,491
IonQ, Inc.(a)(b)	22,519	1,016,057
NetApp, Inc.	12,693	1,406,004
Quantum Computing, Inc.(a)(b)	13,512	121,878
Sandisk Corp.(a)	9,276	10,171,227
Super Micro Computer, Inc.(a)	34,412	942,889
Turtle Beach Corp.(a)(b)	776	8,940
Western Digital Corp.	21,956	9,540,321
Xerox Holdings Corp.	8,090	18,202
		287,089,870
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	10,105	354,382
Birkenstock Holding PLC(a)	3,587	138,960
Capri Holdings Ltd.(a)	7,359	143,574
Carter’s, Inc.	2,358	85,171
Columbia Sportswear Co.	2,057	125,312
Crocs, Inc.(a)	3,093	315,424
Deckers Outdoor Corp.(a)	9,417	962,417
Ermenegildo Zegna NV	4,497	54,504
Figs, Inc., Class A(a)	5,064	75,757
G-III Apparel Group Ltd.	2,509	78,256
Kontoor Brands, Inc.	3,741	274,440
Lululemon Athletica, Inc.(a)	6,595	908,131
Movado Group, Inc.	1,241	33,805
NIKE, Inc., Class B	76,211	3,380,720
On Holding AG, Class A(a)	13,911	495,371
Oxford Industries, Inc.	1,115	47,767
PVH Corp.	3,100	283,464
Ralph Lauren Corp., Class A	2,411	864,681
Rocky Brands, Inc.	309	11,331
Steven Madden Ltd.	4,857	182,429
Superior Group of Cos., Inc.	2,443	27,557
Tapestry, Inc.	13,138	1,905,536
Under Armour, Inc., Class A(a)	11,440	71,958
Under Armour, Inc., Class C(a)(b)	12,665	76,877
VF Corp.	22,302	422,177
Wolverine World Wide, Inc.	6,004	102,188
		11,422,189
Tobacco — 0.6%
Altria Group, Inc.	109,712	7,970,577
Philip Morris International, Inc.	101,240	16,711,686
Turning Point Brands, Inc.	1,544	124,570
Universal Corp.	1,429	76,566
		24,883,399
Security	Shares	Value
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc., Class A	2,017	$ 15,632
Applied Industrial Technologies, Inc.	2,379	727,379
BlueLinx Holdings, Inc.(a)	421	22,296
Boise Cascade Co.	2,158	171,065
Core & Main, Inc., Class A(a)	11,962	602,526
Custom Truck One Source, Inc.(a)	2,724	26,832
Distribution Solutions Group, Inc.(a)(b)	564	15,262
DNOW, Inc.(a)	13,277	179,107
DXP Enterprises, Inc.(a)	797	136,088
Fastenal Co.	75,056	3,372,266
Ferguson Enterprises, Inc.	12,476	3,339,950
GATX Corp.	2,196	430,240
Global Industrial Co.	1,009	33,408
Herc Holdings, Inc.	2,262	287,093
Hudson Technologies, Inc.(a)(b)	2,482	15,537
McGrath RentCorp	1,530	169,142
MSC Industrial Direct Co., Inc., Class A	2,792	285,538
NPK International, Inc.(a)	4,910	80,279
QXO, Inc.(a)(b)	41,847	839,869
Rush Enterprises, Inc., Class A	3,575	264,657
Rush Enterprises, Inc., Class B	598	43,570
SiteOne Landscape Supply, Inc.(a)	2,725	343,486
Titan Machinery, Inc.(a)(b)	1,169	24,444
Transcat, Inc.(a)(b)	682	51,900
United Rentals, Inc.	4,104	3,939,183
Watsco, Inc.	2,211	968,064
WESCO International, Inc.	3,044	1,062,721
Willis Lease Finance Corp.	295	57,274
WW Grainger, Inc.	2,864	3,326,107
Xometry, Inc., Class A(a)(b)	2,667	136,737
		20,967,652
Water Utilities — 0.1%
American States Water Co.	2,476	186,418
American Water Works Co., Inc.	12,673	1,627,467
Cadiz, Inc.(a)(b)	7,547	32,679
California Water Service Group	3,503	147,967
Consolidated Water Co. Ltd.	1,168	37,434
Essential Utilities, Inc.	17,581	671,594
Global Water Resources, Inc.	881	6,264
H2O America	2,051	115,246
Middlesex Water Co.	1,348	68,586
Pure Cycle Corp.(a)	1,623	18,729
York Water Co.	673	19,530
		2,931,914
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	14,492
Millicom International Cellular SA	6,700	568,696
Spok Holdings, Inc.	1,840	19,670
Telephone and Data Systems, Inc.	6,742	303,795
T-Mobile U.S., Inc.	31,223	6,104,096
		7,010,749
Total Common Stocks — 99.1% (Cost: $1,924,309,219)		4,483,098,688

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Equity Funds — 0.7%
iShares Russell 3000 ETF(c)	75,328	$ 30,747,383
Total Investment Companies — 0.7% (Cost: $26,726,214)		30,747,383
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(d)	400	204
Akero Therapeutics, Inc., CVR(d)	4,463	2,945
Chinook Therapeutics, CVR(d)	3,836	652
Icosavax, Inc., CVR	890	276
Inhibrx, Inc., CVR(d)	2,243	3,746
		7,823
Total Rights — 0.0% (Cost: $4,635)		7,823
Total Long-Term Investments — 99.8% (Cost: $1,951,040,068)		4,513,853,894
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(e)(f)	39,191,271	39,203,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(e)	2,435,708	2,435,708
Total Short-Term Securities — 0.9% (Cost: $41,638,277)		41,638,737
Total Investments — 100.7% (Cost: $1,992,678,345)		4,555,492,631
Liabilities in Excess of Other Assets — (0.7)%		(31,787,145)
Net Assets — 100.0%		$ 4,523,705,486

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,194,904	$ —	$ (13,989,064)(a)	$ (3,271)	$ 460	$ 39,203,029	39,191,271	$ 247,473 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,631,359	—	(10,195,651)(a)	—	—	2,435,708	2,435,708	544,383	—
BlackRock, Inc.	11,406,281	210,017	(696,861)	88,807	(457,738)	10,550,506	9,901	162,061	—
iShares Russell 3000 ETF	20,365,955	203,971,771	(198,429,045)	1,715,813	3,122,889	30,747,383	75,328	275,487	—
				$ 1,801,349	$ 2,665,611	$ 82,936,626		$ 1,229,404	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	4	06/18/26	$ 562	$ 55,460
S&P 500 E-Mini Index	17	06/18/26	6,157	431,101
				$ 486,561
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 100,712,103	$ —	$ —	$ 100,712,103
Air Freight & Logistics	14,111,892	—	—	14,111,892
Automobile Components	4,968,350	—	—	4,968,350
Automobiles	78,876,710	—	—	78,876,710
Banks	170,304,635	—	—	170,304,635
Beverages	44,022,555	—	—	44,022,555
Biotechnology	94,769,462	—	—	94,769,462
Broadline Retail	171,149,612	—	—	171,149,612
Building Products	28,059,254	—	—	28,059,254
Capital Markets	139,708,493	—	—	139,708,493
Chemicals	50,964,301	—	—	50,964,301
Commercial Services & Supplies	22,564,942	—	—	22,564,942
Communications Equipment	53,522,457	—	—	53,522,457
Construction & Engineering	24,847,197	—	—	24,847,197
Construction Materials	11,211,315	—	—	11,211,315
Consumer Finance	26,047,263	—	—	26,047,263
Consumer Staples Distribution & Retail	85,560,360	—	—	85,560,360
Containers & Packaging	8,938,738	—	—	8,938,738
Distributors	2,068,899	—	—	2,068,899
Diversified Consumer Services	4,896,594	—	—	4,896,594
Diversified REITs	1,944,933	—	—	1,944,933
Diversified Telecommunication Services	34,151,090	—	—	34,151,090
Electric Utilities	65,298,233	—	—	65,298,233

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 64,377,423	$ —	$ —	$ 64,377,423
Electronic Equipment, Instruments & Components	49,024,549	—	—	49,024,549
Energy Equipment & Services	20,748,640	—	—	20,748,640
Entertainment	60,539,443	—	—	60,539,443
Financial Services	144,887,576	—	—	144,887,576
Food Products	19,999,759	—	—	19,999,759
Gas Utilities	5,385,494	—	—	5,385,494
Ground Transportation	40,067,240	—	—	40,067,240
Health Care Equipment & Supplies	68,713,180	142	—	68,713,322
Health Care Providers & Services	73,490,946	—	—	73,490,946
Health Care REITs	17,096,702	—	—	17,096,702
Health Care Technology	2,220,415	—	—	2,220,415
Hotel & Resort REITs	2,311,842	—	—	2,311,842
Hotels, Restaurants & Leisure	80,725,576	—	—	80,725,576
Household Durables	16,303,694	—	—	16,303,694
Household Products	32,036,293	—	—	32,036,293
Independent Power and Renewable Electricity Producers	6,342,020	—	—	6,342,020
Industrial Conglomerates	13,998,067	—	—	13,998,067
Industrial REITs	11,967,798	—	—	11,967,798
Insurance	77,447,214	—	—	77,447,214
Interactive Media & Services	353,454,105	—	—	353,454,105
IT Services	40,014,932	—	—	40,014,932
Leisure Products	2,593,456	—	—	2,593,456
Life Sciences Tools & Services	34,869,695	—	—	34,869,695
Machinery	95,074,023	—	—	95,074,023
Marine Transportation	1,083,579	—	—	1,083,579
Media	9,722,329	—	—	9,722,329
Metals & Mining	32,964,653	—	—	32,964,653
Mortgage Real Estate Investment Trusts (REITs)	4,226,970	—	—	4,226,970
Multi-Utilities	25,229,906	—	—	25,229,906
Office REITs	2,545,892	—	—	2,545,892
Oil, Gas & Consumable Fuels	147,625,558	—	—	147,625,558
Paper & Forest Products	445,949	—	—	445,949
Passenger Airlines	7,494,403	—	—	7,494,403
Personal Care Products	4,364,361	—	—	4,364,361
Pharmaceuticals	132,783,381	—	—	132,783,381
Professional Services	23,399,689	—	—	23,399,689
Real Estate Management & Development	6,446,685	—	—	6,446,685
Residential REITs	11,082,882	—	—	11,082,882
Retail REITs	14,787,941	—	—	14,787,941
Semiconductors & Semiconductor Equipment	675,952,753	—	—	675,952,753
Software	344,602,047	—	—	344,602,047
Specialized REITs	35,959,801	—	—	35,959,801
Specialty Retail	75,684,524	—	—	75,684,524
Technology Hardware, Storage & Peripherals	287,089,870	—	—	287,089,870
Textiles, Apparel & Luxury Goods	11,422,189	—	—	11,422,189
Tobacco	24,883,399	—	—	24,883,399
Trading Companies & Distributors	20,967,652	—	—	20,967,652
Water Utilities	2,931,914	—	—	2,931,914
Wireless Telecommunication Services	7,010,749	—	—	7,010,749
Investment Companies	30,747,383	—	—	30,747,383
Rights	—	276	7,547	7,823
Short-Term Securities
Money Market Funds	41,638,737	—	—	41,638,737
	$4,555,484,666	$418	$7,547	$4,555,492,631
Derivative Financial Instruments
Assets
Equity Contracts	$ 486,561	$ —	$ —	$ 486,561
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s